Pioneer Strategic Income Fund
Schedule of Investments  |  June 30, 2024

A: PSRAX	C: PSRCX	K: STRKX	R: STIRX	Y: STRYX

Schedule of Investments  |  6/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 109.0%
	Senior Secured Floating Rate Loan Interests — 0.5% of Net Assets*(a)
	Building & Construction Products — 0.0%†
1,045,000	MI Windows and Doors LLC, 2024 Incremental Term Loan, 8.844% (Term SOFR + 350 bps), 3/28/31	$ 1,052,837
	Total Building & Construction Products	$1,052,837

	Chemicals-Diversified — 0.1%
1,876,800	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 8.958% (Term SOFR + 350 bps), 10/15/28	$ 1,882,900
	Total Chemicals-Diversified	$1,882,900

	Cruise Lines — 0.1%
1,970,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.844% (Term SOFR + 350 bps), 5/1/31	$ 1,976,156
	Total Cruise Lines	$1,976,156

	Electric-Generation — 0.1%
2,488,944	Generation Bridge Northeast LLC, Term Loan B, 8.844% (Term SOFR + 350 bps), 8/22/29	$ 2,507,611
	Total Electric-Generation	$2,507,611

	Medical-Drugs — 0.0%†
1,270,000	Endo Finance Holdings, Inc., Initial Term Loan, 9.826% (Term SOFR + 450 bps), 4/23/31	$ 1,268,809
	Total Medical-Drugs	$1,268,809

	Medical-Wholesale Drug Distribution — 0.1%
3,006,900	Owens & Minor, Inc., Term B-1 Loan, 9.194% (Term SOFR + 375 bps), 3/29/29	$ 3,010,659
	Total Medical-Wholesale Drug Distribution	$3,010,659

	Metal Processors & Fabrication — 0.0%†
986,904	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 9.075% (Term SOFR + 375 bps), 11/13/28	$ 990,605
	Total Metal Processors & Fabrication	$990,605

1Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Recreational Centers — 0.1%
2,705,021	Fitness International LLC, Term B Loan, 10.58% (Term SOFR + 525 bps), 2/12/29	$ 2,723,618
	Total Recreational Centers	$2,723,618

	Total Senior Secured Floating Rate Loan Interests (Cost $15,243,257)	$15,413,195

Shares
	Common Stocks — 0.1% of Net Assets
	Automobile Components — 0.0%†
95,654(b)	Ascent CNR Corp., Class A	$ 956,540
	Total Automobile Components	$956,540

	Communications Equipment — 0.0%†
43,579(b)+	Digicel International Finance Ltd.	$ 87,158
	Total Communications Equipment	$87,158

	Household Durables — 0.0%†
1,018,282(b)	Desarrolladora Homex SAB de CV	$ 445
	Total Household Durables	$445

	Oil, Gas & Consumable Fuels — 0.0%†
336(b)	Frontera Energy Corp.	$ 1,999
	Total Oil, Gas & Consumable Fuels	$1,999

	Paper & Forest Products — 0.0%†
162,828+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.1%
128,171(b)	Grupo Aeromexico SAB de CV	$ 2,522,086
	Total Passenger Airlines	$2,522,086

	Pharmaceuticals — 0.0%†
12,455(b)	Endo, Inc.	$ 351,854
	Total Pharmaceuticals	$351,854

	Total Common Stocks (Cost $2,882,822)	$3,920,082

Pioneer Strategic Income Fund | 6/30/242

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — 9.0% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$ 490,123
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	499,360
4,750,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 12.089% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	4,493,666
394,551	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	390,870
557,752	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	553,501
7,671,467	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	7,680,675
2,844,000	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	2,843,118
2,350,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	2,294,249
1,413,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class E, 9.32%, 10/22/29 (144A)	1,395,349
5,250,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	5,370,944
4,910,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class D, 6.57%, 4/21/31 (144A)	4,957,693
2,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	1,840,984
4,000,000(a)	Assurant CLO IV, Ltd., Series 2019-4A, Class E, 12.586% (3 Month Term SOFR + 726 bps), 4/20/30 (144A)	3,979,800
556,121(c)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	553,083
3,295,000(a)	Battalion CLO IX, Ltd., Series 2015-9A, Class ER, 11.84% (3 Month Term SOFR + 651 bps), 7/15/31 (144A)	2,903,116
3Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,277,265	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	$ 2,918,887
3,000,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.529% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,978,217
2,150,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	1,769,468
4,000,000(c)	Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.711%, 2/25/46 (144A)	3,154,387
4,250,000(a)	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 11.586% (3 Month Term SOFR + 626 bps), 4/20/29 (144A)	4,205,150
7,465,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	5,095,167
2,500,000	Commercial Equipment Finance LLC, Series 2021-A, Class D, 6.49%, 12/17/29 (144A)	2,428,259
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	60,972
6,550,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	6,645,525
3,000,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class D, 12.42%, 10/15/30 (144A)	2,988,786
1,000,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	997,757
2,300,000	DataBank Issuer, Series 2021-1A, Class C, 4.43%, 2/27/51 (144A)	2,095,050
7,370,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	7,050,744
6,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/25/49 (144A)	5,985,151
9,460,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M6, 9.317%, 2/25/32 (144A)	8,306,344
7,218,021(d)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/71 (144A)	6,670,219
13,798,331(d)	Finance of America Structured Securities Trust, Series 2021-S3, Class A2, 3.25%, 12/28/26 (144A)	12,714,196
Pioneer Strategic Income Fund | 6/30/244

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 9.936% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	$ 995,724
3,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 13.286% (3 Month Term SOFR + 796 bps), 1/20/33 (144A)	2,934,471
2,830,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class E, 7.98%, 5/15/31 (144A)	2,855,248
4,250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 8.425% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	4,261,110
2,885,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class E, 7.00%, 6/20/35 (144A)	2,613,473
10,000,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class D, 4.34%, 12/27/27 (144A)	8,937,599
9,919,500	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	7,891,971
572,130	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	518,146
2,220,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	2,256,855
1,020,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	1,019,938
1,040,000(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 10.583% (SOFR30A + 525 bps), 5/20/32 (144A)	1,039,975
3,175,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 13.026% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	2,812,609
2,250,000(a)	ICG US CLO, Ltd., Series 2021-1A, Class E, 11.909% (3 Month Term SOFR + 659 bps), 4/17/34 (144A)	2,116,735
271,520	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	271,208
3,070,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	3,039,153
3,200,000	Merchants Fleet Funding LLC, Series 2024-1A, Class E, 9.35%, 4/20/37 (144A)	3,205,521
5Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,593,057	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	$ 1,539,785
2,781,899	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/46 (144A)	2,374,419
4,500,000(a)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER3, 12.083% (3 Month Term SOFR + 675 bps), 7/22/38 (144A)	4,257,000
4,500,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class DR, 11.836% (3 Month Term SOFR + 651 bps), 12/21/29 (144A)	4,369,153
5,950,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	5,894,557
1,119,000	Octane Receivables Trust, Series 2020-1A, Class D, 5.45%, 3/20/28 (144A)	1,116,901
1,900,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.929% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	1,888,330
6,400,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	4,907,584
2,260,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	2,170,202
5,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 9.087% (3 Month Term SOFR + 376 bps), 2/20/30 (144A)	4,993,675
9,600,000	Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31 (144A)	8,907,612
3,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.704%, 11/25/31 (144A)	2,563,125
6,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31 (144A)	4,949,974
3,750,000(c)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	697,500
1,500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	1,507,200
1,250,000(a)	RRX 3, Ltd., Series 2021-3A, Class D, 12.34% (3 Month Term SOFR + 701 bps), 4/15/34 (144A)	1,240,625
9,550,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	9,963,688
Pioneer Strategic Income Fund | 6/30/246

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,400,000	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.171%, 6/15/32 (144A)	$ 3,399,082
2,300,000	SCF Equipment Leasing LLC, Series 2024-1A, Class E, 9.00%, 12/20/34 (144A)	2,293,465
601,999	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class D, 6.59%, 7/20/37 (144A)	592,180
4,750,000(a)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 8.886% (3 Month Term SOFR + 356 bps), 10/26/31 (144A)	4,528,536
3,000,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class E, 12.485% (3 Month Term SOFR + 716 bps), 1/25/32 (144A)	2,928,372
2,020,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54 (144A)	2,027,631
5,000,000(c)	Towd Point HE Trust, Series 2021-HE1, Class M2, 2.50%, 2/25/63 (144A)	4,595,474
2,750,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	2,741,603
4,022,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class E, 11.91%, 9/17/29 (144A)	4,081,110
4,070,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	4,088,569
4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	3,783,087
467,510	Upstart Securitization Trust, Series 2021-1, Class C, 4.06%, 3/20/31 (144A)	458,150
3,500,000	Veros Auto Receivables Trust, Series 2024-1, Class D, 9.87%, 5/15/31 (144A)	3,511,404
1,294,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	1,270,323
2,540,000	VFI ABS LLC, Series 2023-1A, Class D, 12.36%, 12/24/30 (144A)	2,560,290
8,505,959(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	8,582,683
1,825,444	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	1,749,846
7Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,152,912	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	$ 1,105,524
4,000,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 12.685% (3 Month Term SOFR + 736 bps), 10/24/34 (144A)	4,064,744
	Total Asset Backed Securities (Cost $300,290,358)	$284,783,949

	Collateralized Mortgage Obligations—11.4% of Net Assets
5,970,020(c)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 3,865,035
8,062,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	5,777,066
3,101,591(c)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,715,956
2,622,653	Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75%, 10/25/61 (144A)	2,149,010
3,478,684(c)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 6/25/69 (144A)	3,264,008
3,450,000(c)	CFMT LLC, Series 2024-HB14, Class M4, 3.00%, 6/25/34 (144A)	2,591,141
2,996,369(c)	CIM Trust, Series 2021-J2, Class B3, 2.673%, 4/25/51 (144A)	2,316,607
5,264,850(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61 (144A)	3,763,580
8,455,223(c)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.987%, 5/25/51 (144A)	6,757,649
2,029,190(c)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class B2, 3.16%, 9/25/64 (144A)	1,565,983
2,670,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 9.10% (SOFR30A + 376 bps), 2/25/40 (144A)	2,836,716
4,940,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 9.10% (SOFR30A + 376 bps), 2/25/40 (144A)	5,249,275
16,450,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 9.835% (SOFR30A + 450 bps), 1/25/42 (144A)	17,310,151
Pioneer Strategic Income Fund | 6/30/248

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,280,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 7.285% (SOFR30A + 195 bps), 3/25/44 (144A)	$ 3,295,688
397,108(c)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50%, 6/25/33	4
2,638,958(c)	CSMC, Series 2021-RPL2, Class M3, 3.641%, 1/25/60 (144A)	1,788,011
8,240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.285% (SOFR30A + 395 bps), 9/26/33 (144A)	8,553,333
7,675,901(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 0.582% (SOFR30A + 592 bps), 7/15/42	702,390
4,245,160(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.102% (SOFR30A + 644 bps), 8/15/42	504,443
2,034,467(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	416,333
2,464,871(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	513,299
2,630,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.985% (SOFR30A + 565 bps), 12/25/50 (144A)	2,984,478
2,670,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA3, Class B2, 15.45% (SOFR30A + 1,011 bps), 7/25/50 (144A)	3,609,520
6,250,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 12.735% (SOFR30A + 740 bps), 11/25/50 (144A)	7,561,255
2,340,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class B1, 9.085% (SOFR30A + 375 bps), 12/25/41 (144A)	2,422,711
5,725,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B1, 10.085% (SOFR30A + 475 bps), 2/25/42 (144A)	6,104,819
2,431,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 10.238% (SOFR30A + 491 bps), 9/25/47 (144A)	2,607,633
9Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
41,407	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	$ 41,055
1,978,887(a)(e)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 1.10% (SOFR30A + 644 bps), 8/25/41	140,323
1,710,402(a)(e)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 0.75% (SOFR30A + 609 bps), 6/25/48	179,253
1,943,706(a)(e)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 0.60% (SOFR30A + 594 bps), 7/25/49	148,255
1,576,995(a)(e)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 0.60% (SOFR30A + 594 bps), 8/25/49	167,240
1,572,978(a)(e)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 0.60% (SOFR30A + 594 bps), 8/25/49	172,618
1,754,514(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	360,085
208,760,570(c)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.203%, 6/1/51 (144A)	2,321,230
5,542,532(c)	Flagstar Mortgage Trust, Series 2021-7, Class B3, 2.928%, 8/25/51 (144A)	4,298,521
171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
999,959	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	978,773
1,770,153(a)(e)	Government National Mortgage Association, Series 2019-103, Class SB, 0.597% (1 Month Term SOFR + 594 bps), 8/20/49	165,042
15,142,970(a)(e)	Government National Mortgage Association, Series 2019-117, Class SB, 8.647% (1 Month Term SOFR + 331 bps), 9/20/49	165,105
21,672,792(e)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	3,760,019
21,740,036(e)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	3,606,233
9,992,775(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,690,646
Pioneer Strategic Income Fund | 6/30/2410

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,807,157(e)	Government National Mortgage Association, Series 2020-15, Class IM, 3.50%, 2/20/50	$ 300,219
4,330,014(e)	Government National Mortgage Association, Series 2020-7, Class CI, 3.50%, 1/20/50	920,725
12,907,252(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 8.577% (1 Month Term SOFR + 324 bps), 1/20/50	195,282
2,398,148(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 3.945%, 3/25/50 (144A)	2,027,500
1,490,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 3.945%, 3/25/50 (144A)	983,192
4,900,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	3,841,229
9,640,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	6,675,028
2,465,253(c)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.928%, 2/26/52 (144A)	1,915,164
2,795,564(c)	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class B3, 2.821%, 7/25/52 (144A)	2,233,200
4,498,388(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.83%, 5/28/52 (144A)	3,486,998
1,920,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.935% (SOFR30A + 460 bps), 10/25/33 (144A)	2,010,132
72,032,024(c)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.226%, 7/25/51 (144A)	896,532
2,503,359(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.226%, 7/25/51 (144A)	2,067,603
4,350,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.291%, 9/25/56 (144A)	3,184,295
981,000(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B5, 6.758%, 4/25/46 (144A)	788,245
132,879,692(c)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.118%, 12/25/51 (144A)	825,781
2,000,000(c)	JP Morgan Mortgage Trust, Series 2021-3, Class A5, 2.50%, 7/25/51 (144A)	1,319,517
11Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,288,442(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	$ 4,779,147
117,166,657(c)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.119%, 12/25/51 (144A)	737,740
8,066,415(c)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.845%, 12/25/51 (144A)	6,142,713
1,937,503(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.978%, 10/25/51 (144A)	1,513,031
1,648,172(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B4, 2.978%, 10/25/51 (144A)	1,005,976
4,132,865(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.215%, 1/25/52 (144A)	3,255,681
4,510,900(c)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.104%, 8/25/52 (144A)	3,503,152
5,650,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	3,901,705
5,376,863(c)	JP Morgan Mortgage Trust, Series 2022-4, Class B3, 3.25%, 10/25/52 (144A)	4,194,478
5,737,180(c)	JP Morgan Mortgage Trust, Series 2022-5, Class B3, 2.957%, 9/25/52 (144A)	4,344,839
8,336,102(c)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.295%, 3/25/52 (144A)	6,621,715
4,921,347(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2020-CL1, Class M3, 8.81% (1 Month Term SOFR + 346 bps), 10/25/57 (144A)	4,977,371
2,110,964(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 7.135% (SOFR30A + 180 bps), 3/25/51 (144A)	1,992,738
1,873,109(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M4, 8.085% (SOFR30A + 275 bps), 3/25/51 (144A)	1,737,352
939,075	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	840,472
1,802,218	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	1,653,535
203,695(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.00% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	195,547
5,889,942	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	5,194,451
Pioneer Strategic Income Fund | 6/30/2412

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,874,318(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B2, 2.669%, 6/25/51 (144A)	$ 2,993,024
7,873,414(c)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.527%, 4/25/52 (144A)	6,222,959
4,186,262(c)	MFA Trust, Series 2021-AEI2, Class B3, 3.285%, 10/25/51 (144A)	3,290,556
7,172,000(c)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	5,733,819
2,920,619(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,390,128
6,145,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	5,105,649
1,297,095(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B3, 2.946%, 3/25/51 (144A)	1,027,742
7,720,541(a)	New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 7.939% (1 Month Term SOFR + 261 bps), 10/25/46 (144A)	7,507,456
13,903,950(c)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.868%, 11/25/59 (144A)	11,160,065
3,500,000	NYMT Loan Trust, Series 2022-CP1, Class M2, 3.514%, 7/25/61 (144A)	2,871,364
852,805(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.70% (SOFR30A + 536 bps), 10/25/30 (144A)	865,289
3,010,642(c)	Oceanview Mortgage Trust, Series 2021-1, Class B3A, 3.24%, 6/25/51 (144A)	2,400,757
2,420,566(c)	Oceanview Mortgage Trust, Series 2021-3, Class B3, 2.712%, 6/25/51 (144A)	1,390,099
1,834,532(c)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.478%, 4/25/51 (144A)	1,399,283
3,498,453(c)	PRMI Securitization Trust, Series 2021-1, Class B3, 2.478%, 4/25/51 (144A)	2,622,741
2,736,613(c)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,138,114
2,655,337(c)	Provident Funding Mortgage Trust, Series 2021-2, Class B2, 2.351%, 4/25/51 (144A)	2,020,545
13Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,712,101(c)	Provident Funding Mortgage Trust, Series 2021-INV1, Class B3, 2.781%, 8/25/51 (144A)	$ 2,132,060
2,245,865(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	1,794,188
3,293,630(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.637%, 10/25/51 (144A)	2,591,199
1,460,000(a)	Radnor Re, Ltd., Series 2021-2, Class M2, 10.335% (SOFR30A + 500 bps), 11/25/31 (144A)	1,541,500
1,793,661(c)	Rate Mortgage Trust, Series 2021-HB1, Class B3, 2.703%, 12/25/51 (144A)	1,356,991
4,140,280(c)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.706%, 7/25/51 (144A)	3,296,501
1,692,833(c)	Rate Mortgage Trust, Series 2021-J1, Class B3, 2.706%, 7/25/51 (144A)	1,189,672
2,185,264(c)	Rate Mortgage Trust, Series 2021-J3, Class B3, 2.713%, 10/25/51 (144A)	1,712,181
1,723,000(c)	Rate Mortgage Trust, Series 2021-J4, Class B4, 2.63%, 11/25/51 (144A)	733,802
3,857,005(c)	Rate Mortgage Trust, Series 2022-J1, Class B3, 2.75%, 1/25/52 (144A)	2,998,788
1,957,036(c)	RCKT Mortgage Trust, Series 2021-2, Class B3, 2.563%, 6/25/51 (144A)	1,512,756
10,150,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	6,966,609
2,414,321(c)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.189%, 5/25/52 (144A)	1,896,704
2,976,059(c)	Sequoia Mortgage Trust, Series 2021-1, Class B3, 2.658%, 3/25/51 (144A)	2,338,033
1,484,209(c)	Sequoia Mortgage Trust, Series 2021-5, Class B4, 3.05%, 7/25/51 (144A)	884,260
1,783,000(c)	Sequoia Mortgage Trust, Series 2021-9, Class B4, 2.859%, 1/25/52 (144A)	862,449
4,100,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	2,616,180
2,743,712(c)	Sequoia Mortgage Trust, Series 2022-1, Class B4, 2.946%, 2/25/52 (144A)	1,364,822
4,750,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.95% (SOFR30A + 1,061 bps), 2/25/47 (144A)	5,860,312
Pioneer Strategic Income Fund | 6/30/2414

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,000,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.855%, 10/25/56 (144A)	$ 4,032,128
6,374,998(c)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.916%, 7/25/57 (144A)	5,267,288
5,639,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.61% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	5,623,409
8,881,836(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	7,326,964
9,670,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.735% (SOFR30A + 340 bps), 11/25/33 (144A)	9,870,975
800,000(c)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	608,619
2,250,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,553,328
8,970,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	5,695,805
8,222,356(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.433%, 3/25/52 (144A)	6,456,319
	Total Collateralized Mortgage Obligations (Cost $431,558,735)	$360,906,211

	Commercial Mortgage-Backed Securities—5.8% of Net Assets
6,320,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 9.443% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 3,189,333
3,600,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.183% (SOFR30A + 285 bps), 1/20/37 (144A)	3,496,801
4,530,229(d)(e)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
1,179,386(a)	BDS, Ltd., Series 2020-FL5, Class C, 7.496% (1 Month Term SOFR + 216 bps), 2/16/37 (144A)	1,175,797
2,025,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.387%, 9/15/48 (144A)	1,150,813
15Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,895,412(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 9.293% (1 Month Term SOFR + 396 bps), 8/15/38 (144A)	$ 1,166,124
9,000,000(a)	BX Trust, Series 2021-ARIA, Class E, 7.688% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	8,820,108
4,290,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 20.54% (1 Month Term SOFR + 1,521 bps), 10/27/24 (144A)	4,265,227
5,747,801(c)(e)	COMM Mortgage Trust, Series 2014-CR19, Class XA, 0.733%, 8/10/47	242
7,650,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.754%, 2/10/37 (144A)	7,347,632
3,912,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.754%, 2/10/37 (144A)	3,721,686
3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173%, 11/10/46 (144A)	3,021,332
4,083,017(c)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.385%, 4/15/50	3,784,831
2,680,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.706%, 11/15/48	2,446,584
1,455,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 13.085% (SOFR30A + 775 bps), 1/25/51 (144A)	1,581,152
2,750,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 9.085% (SOFR30A + 375 bps), 1/25/51 (144A)	2,768,038
6,000,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.335% (SOFR30A + 400 bps), 11/25/51 (144A)	6,069,269
4,500,000(c)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.882%, 12/25/26 (144A)	4,196,292
2,800,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.212%, 7/25/27 (144A)	2,589,718
2,300,000(c)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.161%, 11/25/32 (144A)	1,944,436
1,875,000(c)	FREMF Mortgage Trust, Series 2018-K157, Class B, 4.446%, 8/25/33 (144A)	1,611,061
3,534,000(c)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.727%, 1/25/26 (144A)	3,408,606
Pioneer Strategic Income Fund | 6/30/2416

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,364,000(c)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.951%, 12/25/27 (144A)	$ 5,757,200
1,417,812(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 10.439% (SOFR30A + 511 bps), 10/25/28	1,278,159
975,000(c)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.223%, 10/25/31 (144A)	829,024
5,161,042(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	4,761,829
8,500,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.339% (SOFR30A + 701 bps), 8/25/29	8,148,528
927,969(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.689% (SOFR30A + 636 bps), 1/25/27 (144A)	848,094
1,378,484(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.439% (SOFR30A + 911 bps), 7/25/30 (144A)	1,298,791
5,000,000(f)	FREMF Mortgage Trust, Series 2021-K131, Class D, 0.000%, 9/25/54 (144A)	2,496,039
81,388,501(e)	FREMF Mortgage Trust, Series 2021-K131, Class X2A, 0.10%, 9/25/54 (144A)	432,547
18,374,996(e)	FREMF Mortgage Trust, Series 2021-K131, Class X2B, 0.10%, 9/25/54 (144A)	87,561
10,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	5,476,628
123,293,398(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	586,519
10,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	45,044
6,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 8.094% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	5,816,587
2,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.993% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	2,103,161
750,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 7.536% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	731,254
11,650,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.99%, 12/5/38 (144A)	1,387,916
17Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,600,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	$ 5,125,948
1,250,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.466%, 5/15/48	1,142,151
3,530,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, 3.237%, 12/15/47 (144A)	2,905,176
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,613,563
3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	2,705,125
1,550,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	1,144,783
10,906,207(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.70% (SOFR30A + 336 bps), 10/25/49 (144A)	10,906,274
1,030,000(c)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.544%, 8/15/36 (144A)	616,146
3,190,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,977,800
7,050,000(c)	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class E, 3.704%, 3/11/31 (144A)	5,170,186
5,600,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.41% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	5,464,893
2,659,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	2,527,489
5,400,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.346%, 2/25/52 (144A)	4,539,719
2,443,000(c)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)	2,106,912
8,350,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	6,401,529
8,000,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	5,826,330
Pioneer Strategic Income Fund | 6/30/2418

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,500,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	$ 1,048,700
7,000,000(c)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.924%, 12/10/34 (144A)	7,113,022
3,500,000(c)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.818%, 12/10/34 (144A)	3,582,207
67,584,000(c)(e)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.489%, 3/15/51	868,657
899,315(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.699% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	898,948
	Total Commercial Mortgage-Backed Securities (Cost $217,846,603)	$183,525,521

	Convertible Corporate Bonds — 0.4% of Net Assets
	Banks — 0.0%†
IDR15,039,758,000	PT Bakrie & Brothers Tbk, 12/31/24	$ 44,086
	Total Banks	$44,086

	Entertainment — 0.4%
12,093,000(f)	DraftKings Holdings, Inc., 3/15/28	$ 10,019,051
1,892,000	IMAX Corp., 0.50%, 4/1/26	1,760,695
	Total Entertainment	$11,779,746

	Software — 0.0%†
2,231,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 1,992,283
	Total Software	$1,992,283

	Total Convertible Corporate Bonds (Cost $16,923,412)	$13,816,115

	Corporate Bonds — 42.9% of Net Assets
	Aerospace & Defense — 0.3%
4,760,000	Boeing Co., 6.858%, 5/1/54 (144A)	$ 4,884,578
3,475,000	Boeing Co., 7.008%, 5/1/64 (144A)	3,557,948
	Total Aerospace & Defense	$8,442,526

19Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Agriculture — 0.5%
7,305,000	Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28 (144A)	$ 6,880,734
10,261,000	BAT Capital Corp., 6.00%, 2/20/34	10,380,477
	Total Agriculture	$17,261,211

	Airlines — 1.1%
11,934,901(g)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 11,680,711
1,409,950	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	1,302,124
3,067,710(a)	Gol Finance S.A., 15.837% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	3,305,457
11,390,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	11,397,677
8,185,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	6,431,382
	Total Airlines	$34,117,351

	Auto Manufacturers — 1.6%
4,430,000	Ford Motor Co., 6.10%, 8/19/32	$ 4,423,675
7,600,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	6,550,760
3,700,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,915,690
2,810,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	2,817,498
13,385,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	13,529,763
18,000,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	18,681,339
	Total Auto Manufacturers	$49,918,725

	Auto Parts & Equipment — 0.1%
2,335,000	ZF North America Capital, Inc., 7.125%, 4/14/30 (144A)	$ 2,415,809
	Total Auto Parts & Equipment	$2,415,809

	Banks — 13.8%
20,800,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 17,044,833
5,180,000	Access Bank Plc, 6.125%, 9/21/26 (144A)	4,914,784
9,295,000(c)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,234,383
14,600,000	Banco Bilbao Vizcaya Argentaria S.A., 5.381%, 3/13/29	14,648,257
Pioneer Strategic Income Fund | 6/30/2420

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
3,460,000(c)(h)	Banco Mercantil del Norte S.A., 8.375% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	$ 3,483,538
8,400,000(c)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	6,999,441
5,000,000	Banco Santander S.A., 6.921%, 8/8/33	5,219,897
6,400,000	Banco Santander S.A., 6.938%, 11/7/33	6,990,446
3,938,000(c)	Bank of New York Mellon Corp., 4.975% (SOFR + 109 bps), 3/14/30	3,914,398
8,258,000(c)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	7,437,521
14,170,000(c)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	14,133,840
3,915,000(c)	Barclays Plc, 6.224% (SOFR + 298 bps), 5/9/34	4,011,428
5,400,000(c)	Barclays Plc, 7.437% (1 Year CMT Index + 350 bps), 11/2/33	5,938,559
5,200,000(c)	BNP Paribas S.A., 5.497% (SOFR + 159 bps), 5/20/30 (144A)	5,179,328
6,150,000(c)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	5,004,287
6,685,000(c)	BPCE S.A., 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	5,540,609
8,070,000(c)	BPCE S.A., 5.936% (SOFR + 185 bps), 5/30/35 (144A)	8,037,868
EUR18,200,000(c)(h)	CaixaBank S.A., 3.625% (5 Year EUR Swap + 386 bps)	16,275,227
2,910,000(c)	CaixaBank S.A., 6.037% (SOFR + 226 bps), 6/15/35 (144A)	2,915,908
4,258,000(c)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	4,244,696
2,100,000(c)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	2,170,657
KZT1,210,000,000	Development Bank of Kazakhstan JSC, 10.95%, 5/6/26	2,401,827
1,520,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	1,468,081
890,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	957,398
1,600,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	1,478,765
3,450,000(c)	ING Groep NV, 5.335% (SOFR + 144 bps), 3/19/30	3,436,511
21Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
20,137,000(c)(h)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	$ 15,674,965
5,760,000(c)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	6,017,322
8,015,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	8,811,766
17,865,000(c)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	18,112,216
8,167,000(c)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	7,803,108
26,890,000(c)	Lloyds Banking Group Plc, 5.721% (1 Year CMT Index + 107 bps), 6/5/30	27,108,510
5,105,000(c)(h)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	5,218,346
11,185,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	9,243,329
10,450,000(c)	Mitsubishi UFJ Financial Group, Inc., 5.426% (1 Year CMT Index + 100 bps), 4/17/35	10,407,228
4,180,000(c)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	4,169,639
11,355,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	10,872,590
7,605,000(c)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	7,521,313
1,930,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,918,756
6,765,000(c)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	6,871,839
10,030,000(c)(h)	NatWest Group Plc, 8.125% (5 Year CMT Index + 375 bps)	10,133,760
16,049,000(c)(h)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	13,380,793
11,575,000(c)	PNC Financial Services Group, Inc., 5.492% (SOFR + 120 bps), 5/14/30	11,639,389
6,520,000(c)	PNC Financial Services Group, Inc., 6.875% (SOFR + 228 bps), 10/20/34	7,105,935
5,010,000(c)(h)(i)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	180,986
5,905,000(c)	Standard Chartered Plc, 5.688% (1 Year CMT Index + 105 bps), 5/14/28 (144A)	5,905,891
3,000,000(c)	Standard Chartered Plc, 6.097% (1 Year CMT Index + 210 bps), 1/11/35 (144A)	3,042,696
7,507,000(c)	Standard Chartered Plc, 6.296% (1 Year CMT Index + 258 bps), 7/6/34 (144A)	7,738,999
Pioneer Strategic Income Fund | 6/30/2422

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
9,900,000(c)(j)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	$ 9,875,250
5,565,000(c)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	5,550,506
5,985,000(c)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	6,355,256
6,325,000(c)	UBS Group AG, 5.617% (USISSO01 + 134 bps), 9/13/30 (144A)	6,351,949
5,090,000(c)(h)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	5,700,250
23,889,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	22,378,613
9,395,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	9,586,461
7,250,000(c)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	7,269,424
3,595,000(c)(h)	Yapi ve Kredi Bankasi AS, 9.743% (5 Year CMT Index + 550 bps) (144A)	3,604,707
	Total Banks	$438,634,279

	Beverages — 0.2%
5,385,000	Suntory Holdings, Ltd., 5.124%, 6/11/29 (144A)	$ 5,399,763
	Total Beverages	$5,399,763

	Biotechnology — 0.3%
EUR2,405,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 2,380,762
3,515,000	Royalty Pharma Plc, 5.15%, 9/2/29	3,485,305
4,420,000	Royalty Pharma Plc, 5.40%, 9/2/34	4,301,331
	Total Biotechnology	$10,167,398

	Building Materials — 0.2%
3,008,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 3,167,674
2,340,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	2,356,642
	Total Building Materials	$5,524,316

	Chemicals — 0.4%
10,765,000	Rain Carbon, Inc., 12.25%, 9/1/29 (144A)	$ 11,586,187
	Total Chemicals	$11,586,187

23Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Commercial Services — 1.3%
1,190,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 1,193,096
EUR1,930,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.625%, 6/1/28 (144A)	1,879,742
5,400,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	5,268,232
1,920,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	1,923,625
10,580,000	Block, Inc., 6.50%, 5/15/32 (144A)	10,721,666
850,000	Brink's Co., 6.50%, 6/15/29 (144A)	858,911
4,549,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	4,664,881
5,375,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	5,136,137
3,830,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	3,494,212
437,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	439,022
EUR4,090,000	Verisure Holding AB, 5.50%, 5/15/30 (144A)	4,449,664
2,205,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	2,222,448
	Total Commercial Services	$42,251,636

	Computers — 0.0%†
940,000	Fortress Intermediate 3, Inc., 7.50%, 6/1/31 (144A)	$ 963,077
	Total Computers	$963,077

	Distribution/Wholesale — 0.0%†
1,205,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 1,239,403
	Total Distribution/Wholesale	$1,239,403

	Diversified Financial Services — 4.2%
18,945,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 16,277,854
5,565,000	ASG Finance Designated Activity Co., 9.75%, 5/15/29 (144A)	5,551,644
458,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	455,407
13,425,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	13,343,143
Pioneer Strategic Income Fund | 6/30/2424

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
11,445,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	$ 11,622,555
6,950,000(c)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	5,429,475
9,860,000(c)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	10,115,968
5,070,000(c)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	5,168,960
6,660,000(i)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	640,759
4,780,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	4,651,418
4,660,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	4,656,991
15,366,540(g)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	14,792,862
8,190,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	8,294,991
7,200,000(j)	Nomura Holdings, Inc., 5.783%, 7/3/34	7,173,083
5,775,000	OneMain Finance Corp., 4.00%, 9/15/30	4,956,346
2,285,000	OneMain Finance Corp., 7.875%, 3/15/30	2,355,963
1,130,000	PennyMac Financial Services, Inc., 7.875%, 12/15/29 (144A)	1,165,237
EUR3,215,000	Sherwood Financing Plc, 4.50%, 11/15/26	2,995,501
GBP5,170,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	5,545,284
8,705,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	8,270,276
	Total Diversified Financial Services	$133,463,717

	Electric — 1.0%
7,670,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 7,016,607
1,390,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	1,383,264
9,225,000(i)	Light Servicos de Eletricidade SA/Light Energia SA, 4.375%, 6/18/26 (144A)	4,497,188
15,100,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	15,136,089
4,075,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	4,361,415
	Total Electric	$32,394,563

25Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Electrical Components & Equipments — 0.4%
EUR2,130,000	Belden, Inc., 3.375%, 7/15/27 (144A)	$ 2,207,352
EUR4,585,000	Belden, Inc., 3.375%, 7/15/31 (144A)	4,488,216
EUR6,020,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	5,930,961
	Total Electrical Components & Equipments	$12,626,529

	Energy-Alternate Sources — 0.0%†
559,795	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 556,440
	Total Energy-Alternate Sources	$556,440

	Engineering & Construction — 0.1%
1,615,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	$ 1,529,489
1,425,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	1,273,009
	Total Engineering & Construction	$2,802,498

	Entertainment — 0.8%
EUR2,115,000	Allwyn Entertainment Financing UK Plc, 7.25%, 4/30/30 (144A)	$ 2,392,469
17,100,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	15,339,054
5,300,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	4,599,639
2,910,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	2,836,716
	Total Entertainment	$25,167,878

	Food — 0.8%
1,458,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	$ 1,200,260
8,612,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 4/1/33	8,591,428
4,610,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 6.50%, 12/1/52	4,619,312
14,425,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	11,899,545
	Total Food	$26,310,545

	Forest Products & Paper — 0.0%†
EUR23,000	Ahlstrom Holding 3 Oy, 3.625%, 2/4/28 (144A)	$ 23,283
	Total Forest Products & Paper	$23,283

Pioneer Strategic Income Fund | 6/30/2426

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Gas — 0.4%
13,550,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 13,641,407
	Total Gas	$13,641,407

	Healthcare-Products — 0.2%
745,000	Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29 (144A)	$ 753,432
4,475,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	4,481,645
	Total Healthcare-Products	$5,235,077

	Healthcare-Services — 0.9%
7,170,800	Auna SAA, 10.00%, 12/15/29 (144A)	$ 7,320,118
EUR3,860,000	CAB SELAS, 3.375%, 2/1/28 (144A)	3,689,915
2,680,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	2,668,450
4,435,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 6/15/34 (144A)	4,383,109
EUR2,440,000	RAY FINANCING LLC, 6.50%, 7/15/31	2,613,118
6,435,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	6,337,115
	Total Healthcare-Services	$27,011,825

	Insurance — 1.5%
10,720,000	CNO Financial Group, Inc., 6.45%, 6/15/34	$ 10,709,737
9,880,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	8,299,200
13,080,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	9,741,890
16,165,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	17,862,312
	Total Insurance	$46,613,139

	Internet — 0.1%
EUR3,257,000	United Group BV, 5.25%, 2/1/30 (144A)	$ 3,423,380
	Total Internet	$3,423,380

	Iron & Steel — 0.3%
2,675,000	Metinvest BV, 7.65%, 10/1/27 (144A)	$ 1,839,063
7,775,000	TMS International Corp., 6.25%, 4/15/29 (144A)	7,097,918
	Total Iron & Steel	$8,936,981

27Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Leisure Time — 0.3%
EUR6,280,000	Carnival Corp., 5.75%, 1/15/30 (144A)	$ 6,939,103
2,000,000(j)	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	2,015,000
300,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	293,267
	Total Leisure Time	$9,247,370

	Lodging — 0.5%
1,720,000(j)	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 1,695,246
3,125,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	2,913,903
3,360,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	3,375,731
1,080,000	Las Vegas Sands Corp., 6.00%, 8/15/29	1,085,574
5,345,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	5,300,423
EUR2,445,000	ONE Hotels GmbH, 7.75%, 4/2/31 (144A)	2,730,778
	Total Lodging	$17,101,655

	Media — 0.6%
3,910,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 3,077,654
6,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	5,196,760
1,785,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	1,760,019
6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	2,258,053
2,305,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	835,585
3,765,000	Gray Television, Inc., 10.50%, 7/15/29 (144A)	3,785,254
4,205,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	3,585,481
	Total Media	$20,498,806

	Mining — 1.3%
3,200,000	Anglo American Capital Plc, 6.00%, 4/5/54 (144A)	$ 3,165,011
4,776,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	4,167,562
11,678,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	10,944,429
Pioneer Strategic Income Fund | 6/30/2428

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Mining — (continued)
10,725,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	$ 10,706,984
2,200,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	2,298,726
11,990,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	11,326,575
	Total Mining	$42,609,287

	Multi-National — 0.6%
8,430,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 7,363,268
INR512,000,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	5,980,519
INR435,400,000	International Bank for Reconstruction & Development, 6.50%, 4/17/30	5,075,527
	Total Multi-National	$18,419,314

	Oil & Gas — 2.6%
3,585,000	3R Lux S.a.r.l., 9.75%, 2/5/31 (144A)	$ 3,762,540
14,475,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	14,623,835
3,170,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	3,221,348
5,785,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	6,049,953
2,235,000	CITGO Petroleum Corp., 8.375%, 1/15/29 (144A)	2,303,643
5,613,000	Energean Israel Finance, Ltd., 5.875%, 3/30/31 (144A)	4,756,456
4,000,000	Energean Plc, 6.50%, 4/30/27 (144A)	3,938,500
7,930,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	7,844,243
7,484,920	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	6,634,499
4,435,000	Petroleos Mexicanos, 6.70%, 2/16/32	3,713,331
1,605,000	Seadrill Finance, Ltd., 8.375%, 8/1/30 (144A)	1,677,514
1,230,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	1,233,049
1,230,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	1,230,528
5,235,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	4,966,004
5,050,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	4,963,280
12,895,000	YPF S.A., 6.95%, 7/21/27 (144A)	11,672,701
	Total Oil & Gas	$82,591,424

29Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Oil & Gas Services — 0.3%
5,595,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 5,665,335
3,000,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	3,022,824
	Total Oil & Gas Services	$8,688,159

	Packaging & Containers — 0.3%
EUR4,000,000	Fiber Bidco S.p.A., 6.125%, 6/15/31 (144A)	$ 4,240,962
3,995,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	3,972,582
	Total Packaging & Containers	$8,213,544

	Pharmaceuticals — 0.5%
860,000	Endo Finance Holdings, Inc., 8.50%, 4/15/31 (144A)	$ 887,500
2,424,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
EUR1,625,000	Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/27	1,697,859
EUR10,400,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	10,781,134
1,328,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	1,277,494
14,050,000+	Tricida, Inc., 5/15/27	1
	Total Pharmaceuticals	$14,643,988

	Pipelines — 2.1%
4,790,000	Enbridge, Inc., 5.625%, 4/5/34	$ 4,782,117
5,520,000(c)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	5,553,232
5,520,000(c)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	5,531,040
6,338,000(c)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	6,832,567
18,445,000	Energy Transfer LP, 5.60%, 9/1/34	18,322,750
1,694,000(c)(h)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	1,643,909
15,145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	13,139,122
3,862,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,425,385
655,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	674,792
Pioneer Strategic Income Fund | 6/30/2430

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
5,145,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	$ 5,336,553
1,540,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,686,448
	Total Pipelines	$66,927,915

	Real Estate — 0.1%
4,050,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 3,361,995
	Total Real Estate	$3,361,995

	REITs — 0.6%
1,770,000	Essex Portfolio LP, 5.50%, 4/1/34	$ 1,754,100
640,000	Highwoods Realty LP, 2.60%, 2/1/31	511,255
610,000	Highwoods Realty LP, 3.05%, 2/15/30	517,262
16,561,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	10,791,409
1,020,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	1,030,936
2,975,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	1,897,102
2,465,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	2,413,931
1,295,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	1,268,170
	Total REITs	$20,184,165

	Retail — 0.8%
2,740,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	$ 2,833,357
12,900,000	Darden Restaurants, Inc., 6.30%, 10/10/33	13,319,352
EUR4,500,000	Food Service Project S.A., 5.50%, 1/21/27 (144A)	4,822,649
3,805,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,556,650
	Total Retail	$24,532,008

	Semiconductors — 0.4%
4,790,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	$ 4,749,044
1,980,000	Foundry JV Holdco LLC, 6.15%, 1/25/32 (144A)	2,018,342
31Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Semiconductors — (continued)
2,945,000	Foundry JV Holdco LLC, 6.25%, 1/25/35 (144A)	$ 3,007,440
1,980,000	Foundry JV Holdco LLC, 6.40%, 1/25/38 (144A)	2,040,784
	Total Semiconductors	$11,815,610

	Telecommunications — 1.2%
475,000	Altice France S.A., 5.125%, 1/15/29 (144A)	$ 309,936
1,835,000	Altice France S.A., 5.125%, 7/15/29 (144A)	1,206,698
9,874,000	Altice France S.A., 5.50%, 1/15/28 (144A)	6,762,574
4,120,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	2,852,317
EUR3,000,000	Iliad Holding SASU, 6.875%, 4/15/31 (144A)	3,260,721
1,580,000	Iliad Holding SASU, 8.50%, 4/15/31 (144A)	1,599,811
2,337,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	2,314,598
EUR6,915,000	Lorca Telecom Bondco S.A., 4.00%, 9/18/27 (144A)	7,221,590
2,225,000	Millicom International Cellular S.A., 7.375%, 4/2/32 (144A)	2,218,743
9,900,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	5,648,233
4,270,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	4,022,533
	Total Telecommunications	$37,417,754

	Transportation — 0.2%
4,910,000	Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31 (144A)	$ 4,149,197
2,785,000	Simpar Europe S.A., 5.20%, 1/26/31 (144A)	2,292,270
	Total Transportation	$6,441,467

	Total Corporate Bonds (Cost $1,412,411,435)	$1,358,823,404

	Insurance-Linked Securities — 4.1% of Net Assets#
	Event Linked Bonds — 1.9%
	Earthquakes – California — 0.0%†
750,000(a)	Phoenician Re, 8.253%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 743,625
Pioneer Strategic Income Fund | 6/30/2432

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Earthquakes – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 18.85%, (SOFR + 1,372 bps), 4/28/28 (144A)	$ 246,050
	Earthquakes – U.S. — 0.1%
500,000(a)	Ursa Re, 10.855%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 505,250
500,000(a)	Veraison Re, 12.269%, (1 Month U.S. Treasury Bill + 691 bps), 3/9/26 (144A)	518,100
		$1,023,350

	Flood – U.S. — 0.1%
1,500,000(a)	FloodSmart Re, 17.185%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,439,700
1,000,000(a)	FloodSmart Re, 19.355%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	990,000
		$2,429,700

	Health – U.S. — 0.2%
250,000(a)	Vitality Re XII, 8.105%, (3 Month U.S. Treasury Bill + 275 bps), 1/7/25 (144A)	$ 248,800
2,000,000(a)	Vitality Re XIII, 7.355%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	1,986,200
4,000,000(a)	Vitality Re XIV, 8.855%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	4,062,000
400,000(a)	Vitality Re XIV, 9.855%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	408,520
		$6,705,520

	Multiperil – U.S. — 0.7%
500,000(a)	Aquila Re, 10.855%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 497,212
500,000(a)	Four Lakes Re, 9.745%, (3 Month U.S. Treasury Bill + 439 bps), 1/7/25 (144A)	489,750
250,000(a)	Four Lakes Re, 11.105%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	246,575
500,000(a)	Herbie Re, 15.075%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	471,800
2,500,000(a)	High Point Re, 11.105%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	2,468,000
1,750,000(a)	Matterhorn Re, 10.625%, (SOFR + 525 bps), 3/24/25 (144A)	1,680,525
33Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
750,000(a)	Matterhorn Re, 13.125%, (SOFR + 775 bps), 3/24/25 (144A)	$ 717,525
500,000(a)	Merna Re II, 12.605%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	494,636
1,000,000(a)	Merna Re II, 13.855%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	991,577
850,000(a)	Mystic Re, 17.355%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	845,155
2,900,000(a)	Mystic Re IV, 14.525%, (3 Month U.S. Treasury Bill + 917 bps), 1/8/26 (144A)	2,940,600
750,000(a)	Residential Re, 11.275%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	734,025
1,500,000(a)	Residential Re, 11.645%, (3 Month U.S. Treasury Bill + 629 bps), 12/6/24 (144A)	1,433,700
1,500,000(a)	Residential Re, 13.045%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	1,475,400
1,250,000(a)	Residential Re, 13.485%, (3 Month U.S. Treasury Bill + 813 bps), 12/6/24 (144A)	1,191,125
1,500,000(a)	Residential Re, 13.855%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	1,453,650
750,000(a)	Sanders Re, 11.105%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	738,825
2,250,000(a)	Sanders Re II, 8.355%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	2,208,375
250,000(a)	Sanders Re III, 10.905%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	248,700
750,000(a)	Sanders Re III, 11.625%, (3 Month U.S. Treasury Bill + 627 bps), 4/7/27 (144A)	756,975
750,000(a)	Sussex Re, 13.715%, (3 Month U.S. Treasury Bill + 836 bps), 1/8/25 (144A)	717,750
		$22,801,880

	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Capital, 17.873%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 785,550
250,000(a)	Easton Re, 12.855%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	243,600
500,000(a)	Galileo Re, 12.355%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	495,600
Pioneer Strategic Income Fund | 6/30/2434

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
1,000,000(a)	Galileo Re, 12.355%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	$ 988,200
250,000(a)	Matterhorn Re, 11.122%, (SOFR + 575 bps), 12/8/25 (144A)	217,900
800,000(a)	Mona Lisa Re, 17.855%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	819,760
500,000(a)	Northshore Re II, 13.355%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	497,500
		$4,048,110

	Multiperil – U.S. Regional — 0.2%
750,000(a)	Aquila Re, 13.625%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 761,325
1,000,000(a)	Kilimanjaro III Re, 10.605%, (3 Month U.S. Treasury Bill + 585 bps), 6/25/25 (144A)	989,500
1,000,000(a)	Locke Tavern Re, 10.137%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,001,700
2,500,000(a)	Long Point Re IV, 9.605%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	2,493,250
		$5,245,775

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 12.621%, (SOFR + 772 bps), 6/5/26 (144A)	$ 1,217,500
500,000(a)	Cat Re 2001, 17.855%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	498,750
1,000,000(a)	Kendall Re, 11.605%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	999,500
		$2,715,750

	Wind Storm – Massachusetts — 0.0%†
750,000(a)	Mayflower Re, 9.845%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 750,111
	Windstorm – Florida — 0.0%†
500,000(a)	Integrity Re, 12.425%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 275,000
35Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
250,000(a)	Marlon Re, 12.355%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	$ 249,925
500,000(a)	Merna Re II, 14.105%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	496,573
		$1,021,498

	Windstorm – North Carolina — 0.1%
500,000(a)	Blue Ridge Re, 10.605%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 492,750
1,250,000(a)	Blue Ridge Re, 13.355%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	1,229,375
		$1,722,125

	Windstorm – Texas — 0.0%†
500,000(a)	Alamo Re, 6.00%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 490,250
250,000(a)	Alamo Re, 13.105%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	245,975
		$736,225

	Windstorm – U.S. — 0.2%
1,000,000(a)	Alamo Re, 13.747%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 995,700
750,000(a)	Bonanza Re, 10.265%, (3 Month U.S. Treasury Bill + 491 bps), 12/23/24 (144A)	723,750
250,000(a)	Bonanza Re, 10.975%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	235,850
250,000(a)	Bonanza Re, 13.805%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	251,350
1,000,000(a)	Cape Lookout Re, 13.775%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,003,500
500,000(a)	Gateway Re, 19.315%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	509,650
250,000(a)	Gateway Re II, 14.255%, (3 Month U.S. Treasury Bill + 890 bps), 4/27/26 (144A)	258,450
Pioneer Strategic Income Fund | 6/30/2436

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
500,000(a)	Purple Re, 14.355%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	$ 496,600
2,500,000(a)	Queen Street Re, 12.855%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	2,483,750
		$6,958,600

	Windstorm – U.S. Multistate — 0.0%†
250,000(a)	Gateway Re, 5.374%, (1 Month U.S. Treasury Bill + 0 bps), 12/23/24 (144A)	$ 233,300
250,000(a)	Gateway Re, 10.855%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	244,000
		$477,300

	Windstorm – U.S. Regional — 0.0%†
750,000(a)	Commonwealth Re, 8.893%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 747,150
	Winterstorm – Florida — 0.1%
1,250,000(a)	Integrity Re, 17.355%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 1,242,375
1,000,000(a)	Lightning Re, 16.355%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	997,100
		$2,239,475

	Total Event Linked Bonds	$60,612,244

Face Amount USD ($)
	Collateralized Reinsurance — 0.6%
	Earthquakes – California — 0.1%
1,800,000(b)(k)+	Adare Re 2022-2, 9/30/28	$ 1,812,375
	Multiperil – Massachusetts — 0.0%†
400,000(b)(k)+	Portsalon Re 2022, 5/31/28	$ 366,768
	Multiperil – U.S. — 0.2%
1,506,560(k)+	Ballybunion Re 2022, 12/31/27	$ —
3,000,000(b)(k)+	Ballybunion Re 2023, 12/31/28	1,127,858
5,608,828(b)(k)+	Emetteur Non Renseigne-PI0047 2024-1, 12/31/29	5,915,023
37Pioneer Strategic Income Fund | 6/30/24

Face Amount USD ($)		Value
	Multiperil – U.S. — (continued)
4,750,000(b)(k)+	Gamboge Re, 3/31/29	$ 44,843
250,000(k)+	Mangrove Risk Solutions, 5/10/25 (144A)	231,025
		$7,318,749

	Multiperil – Worldwide — 0.2%
5,000,000(b)(k)+	Gamboge Re, 3/31/30	$ 4,577,408
1,000,000(b)(k)+	Merion Re 2024-1, 12/31/29	920,481
250,000(b)(k)+	Old Head Re 2022, 12/31/27	125,000
250,000(b)(k)+	Old Head Re 2024, 12/31/29	222,657
750,000(b)(k)+	Pine Valley Re 2024, 12/31/28	684,532
300,000(b)(k)+	Walton Health Re 2019, 6/30/25	62,964
2,000,000(b)(k)+	Walton Health Re 2022, 12/15/27	291,507
		$6,884,549

	Windstorm – Florida — 0.0%†
1,750,000(b)(k)+	Formby Re 2018, 2/28/25	$ —
2,200,000(b)(k)+	Portrush Re 2017, 6/16/25	220
		$220

	Windstorm – U.S. — 0.1%
3,000,000(b)(k)+	PI0048 RE 2024, 11/30/27	$ 2,627,998
	Windstorm – U.S. Multistate — 0.0%†
1,000,000(k)+	White Heron Re, 5/31/29	$ 26,028
	Windstorm – U.S. Regional — 0.0%†
5,804,192(b)(k)+	Oakmont Re 2020, 3/31/27	$ —
1,500,000(b)(k)+	Oakmont Re 2024, 4/1/30	1,401,995
		$1,401,995

	Total Collateralized Reinsurance	$20,438,682

	Reinsurance Sidecars — 1.6%
	Multiperil – U.S. — 0.0%†
3,000,000(b)(l)+	Harambee Re 2018, 12/31/24	$ —
5,000,000(b)(l)+	Harambee Re 2019, 12/31/24	10,000
3,000,000(b)(l)+	Harambee Re 2020, 12/31/24	69,600
		$79,600

	Multiperil – Worldwide — 1.6%
250,000(l)+	Alturas Re 2020-3, 9/30/24	$ —
236,951(b)(l)+	Alturas Re 2021-3, 7/31/25	10,639
2,318,301(b)(l)+	Alturas Re 2022-2, 12/31/27	182,682
3,932,000(b)(k)+	Bantry Re 2021, 12/31/24	39,320
5,000,000(b)(k)+	Bantry Re 2024, 12/31/29	5,324,147
2,000,000(k)+	Berwick Re 2020-1, 12/31/24	14,352
Pioneer Strategic Income Fund | 6/30/2438

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,500,000(b)(k)+	Berwick Re 2024-1, 12/31/29	$ 2,632,517
4,000,000(k)+	Eccleston Re 2023, 11/30/28	309,067
524,241(b)(k)+	Eden Re II, 3/21/25 (144A)	104,114
880,000(b)(k)+	Eden Re II, 3/20/26 (144A)	216,190
30,000(k)+	Eden Re II, 3/19/27 (144A)	260,590
2,900,000(b)(k)+	Eden Re II, 3/17/28 (144A)	3,106,480
1,250,000(b)(k)+	Gleneagles Re 2021, 12/31/24	125
1,250,000(b)(k)+	Gleneagles Re 2022, 12/31/27	489,925
2,737,878(k)+	Gullane Re 2018, 12/31/24	—
5,000,000(b)(k)+	Gullane Re 2024, 12/31/29	5,096,873
500,000(b)(l)+	Lion Rock Re 2020, 1/31/25	—
500,000(b)(l)+	Lion Rock Re 2021, 12/31/24	22,000
2,545,246(b)(l)+	Lorenz Re 2019, 6/30/25	23,162
9,000,000(b)(k)+	Merion Re 2021-2, 12/31/24	1,080,000
6,551,154(b)(k)+	Merion Re 2022-2, 12/31/27	6,211,224
2,500,000(b)(k)+	Pangaea Re 2023-3, 5/31/29	3,000,000
2,750,000(b)(k)+	Pangaea Re 2024-1, 12/31/29	2,932,842
1,000,000(b)(k)+	Phoenix 3 Re 2023-3, 1/4/27	1,124,100
9,179(k)+	Sector Re V, 3/1/27 (144A)	42,460
6,362(b)(k)+	Sector Re V, 12/1/27 (144A)	191,055
4,000,000(b)(k)+	Sector Re V, 12/1/28 (144A)	4,648,535
2,500,000(b)(k)+	Sector Re V, 12/1/28 (144A)	2,905,334
3,609,700(b)(k)+	Sussex Re 2020-1, 12/31/24	4,693
1,000,000(k)+	Sussex Re 2021-1, 12/31/24	500
4,000,000(b)(l)+	Thopas Re 2020, 12/31/24	800
5,000,000(l)+	Thopas Re 2021, 12/31/24	52,000
3,000,000(l)+	Thopas Re 2022, 12/31/27	—
3,192,294(l)+	Thopas Re 2023, 12/31/28	—
3,192,294(b)(l)+	Thopas Re 2024, 12/31/29	3,512,162
2,818,951(l)+	Torricelli Re 2021, 7/31/25	25,652
3,000,000(l)+	Torricelli Re 2022, 6/30/28	30,600
3,250,000(b)(l)+	Torricelli Re 2023, 6/30/29	4,312,938
1,250,000(b)(l)+	Viribus Re 2018, 12/31/24	—
3,650,000(l)+	Viribus Re 2019, 12/31/24	—
4,139,570(b)(l)+	Viribus Re 2020, 12/31/24	137,434
2,500,000(b)(l)+	Viribus Re 2022, 12/31/27	91,750
1,500,000(l)+	Viribus Re 2023, 12/31/28	307,350
39Pioneer Strategic Income Fund | 6/30/24

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
250,000(b)(l)+	Viribus Re 2024, 12/31/29	$ 289,600
3,539,362(b)(k)+	Woburn Re 2019, 12/31/24	487,197
		$49,220,409

	Total Reinsurance Sidecars	$49,300,009

	Total Insurance-Linked Securities (Cost $127,863,219)	$130,350,935

Principal Amount USD ($)
	Foreign Government Bonds — 4.2% of Net Assets
	Angola — 0.2%
6,420,000	Angolan Government International Bond, 8.750%, 4/14/32 (144A)	$ 5,679,646
	Total Angola	$5,679,646

	Argentina — 0.3%
351,880	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 201,451
5,955,800(d)	Argentine Republic Government International Bond, 3.625%, 7/9/35	2,494,210
8,500,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	8,308,750
	Total Argentina	$11,004,411

	Colombia — 0.1%
4,800,000	Colombia Government International Bond, 3.125%, 4/15/31	$ 3,777,836
	Total Colombia	$3,777,836

	Dominican Republic — 0.1%
3,030,000	Dominican Republic International Bond, 7.050%, 2/3/31 (144A)	$ 3,113,325
	Total Dominican Republic	$3,113,325

	Egypt — 0.2%
2,520,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 1,955,293
5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	4,440,028
	Total Egypt	$6,395,321

Pioneer Strategic Income Fund | 6/30/2440

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Ghana — 0.1%
7,018,000(i)	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 3,599,883
	Total Ghana	$3,599,883

	Indonesia — 0.4%
IDR219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 13,107,845
	Total Indonesia	$13,107,845

	Ivory Coast — 0.4%
EUR8,965,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 8,029,180
EUR3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	3,153,907
2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,215,625
	Total Ivory Coast	$13,398,712

	Romania — 0.4%
EUR6,320,000	Romanian Government International Bond, 5.250%, 5/30/32 (144A)	$ 6,595,796
EUR4,515,000	Romanian Government International Bond, 5.625%, 5/30/37 (144A)	4,666,103
	Total Romania	$11,261,899

	Saudi Arabia — 0.2%
6,193,000	Saudi Government International Bond, 5.750%, 1/16/54 (144A)	$ 6,019,596
	Total Saudi Arabia	$6,019,596

	Serbia — 0.2%
EUR6,600,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 5,000,801
	Total Serbia	$5,000,801

	South Africa — 0.4%
12,195,000	Republic of South Africa Government International Bond, 5.875%, 4/20/32	$ 11,312,082
	Total South Africa	$11,312,082

	Supranational — 0.3%
INR581,000,000	International Bank for Reconstruction & Development, 6.850%, 4/24/28	$ 6,915,657
41Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	Supranational — (continued)
KZT1,169,000,000	International Bank for Reconstruction & Development, 12.500%, 2/21/25	$ 2,445,405
250,000(a)	International Bank for Reconstruction & Development, 17.350%, 4/24/28 (144A)	248,725
	Total Supranational	$9,609,787

	Ukraine — 0.1%
EUR4,490,000(i)	Ukraine Government International Bond, 4.375%, 1/27/32 (144A)	$ 1,261,647
9,575,000(i)	Ukraine Government International Bond, 7.375%, 9/25/34 (144A)	2,742,855
	Total Ukraine	$4,004,502

	United Arab Emirates — 0.5%
16,925,000(j)	UAE International Government Bond, 4.857%, 7/2/34 (144A)	$ 16,876,527
	Total United Arab Emirates	$16,876,527

	Uruguay — 0.1%
UYU190,614,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 4,873,475
	Total Uruguay	$4,873,475

	Uzbekistan — 0.2%
UZS76,270,000,000	Republic of Uzbekistan International Bond, 14.000%, 7/19/24 (144A)	$ 6,073,370
	Total Uzbekistan	$6,073,370

	Total Foreign Government Bonds (Cost $162,041,382)	$135,109,018

	U.S. Government and Agency Obligations — 24.4% of Net Assets
22,092,542	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 17,792,659
153,105	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	129,301
1,248,774	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	979,059
19,770,537	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	16,291,919
108,557	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	95,472
29,697	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	26,496
Pioneer Strategic Income Fund | 6/30/2442

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,240,770	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	$ 1,999,041
165,858	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	147,327
1,363,832	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,219,182
1,653,712	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,560,624
621,745	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	579,091
183,058	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	169,412
100,607	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	92,459
90,159	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	82,605
156,868	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	143,787
537,788	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	520,588
1,494,924	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	1,480,165
932	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	922
241,472	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	238,930
1,523,211	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,486,721
114,264	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	110,473
29,514	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	28,554
110,079	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	106,626
306,404	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	296,636
647,708	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	650,077
1,884,584	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	1,888,027
305,003	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	304,199
43Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
490,647	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	$ 486,445
160,132	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	158,225
1,141,017	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,128,691
32,868,104	Federal Home Loan Mortgage Corp., 5.500%, 8/1/53	32,427,056
19,883,575	Federal Home Loan Mortgage Corp., 5.500%, 11/1/53	19,613,181
19,933,309	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	19,662,237
13,127	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	13,292
1,482	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	1,488
9,628	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	9,737
15,484	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	15,784
43,515	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	44,029
16,699	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	17,038
1,471	Federal Home Loan Mortgage Corp., 6.000%, 10/1/37	1,495
38,720	Federal Home Loan Mortgage Corp., 6.000%, 12/1/37	39,646
596,091	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	605,781
633,208	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	637,307
300,096	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	306,944
250,504	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	253,708
186,543	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	191,501
177,844	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	178,810
92,020	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	92,422
Pioneer Strategic Income Fund | 6/30/2444

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
162,385	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	$ 163,894
747,658	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	754,921
417,753	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	419,985
25,985,237	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	26,062,619
152,175	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	155,974
178,367	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	180,784
569,761	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	573,513
212,467	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	213,620
330,110	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	332,990
1,441	Federal Home Loan Mortgage Corp., 6.500%, 9/1/32	1,481
217,103	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	220,990
751,381	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	772,512
4,787,915	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	5,010,064
184,762	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	190,234
147,336	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	151,051
198,896	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	204,093
40,884,530	Federal National Mortgage Association, 1.500%, 3/1/42	32,950,124
1,000,000	Federal National Mortgage Association, 2.000%, 7/15/39 (TBA)	878,594
9,899,653	Federal National Mortgage Association, 2.000%, 12/1/41	8,280,564
512,943	Federal National Mortgage Association, 2.000%, 2/1/42	428,950
189,363	Federal National Mortgage Association, 2.000%, 2/1/42	158,117
45Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
600,198	Federal National Mortgage Association, 2.000%, 11/1/50	$ 478,562
308,466	Federal National Mortgage Association, 2.000%, 1/1/51	247,701
5,194,721	Federal National Mortgage Association, 2.000%, 11/1/51	4,148,135
3,565,954	Federal National Mortgage Association, 2.000%, 3/1/52	2,796,323
68,000,000	Federal National Mortgage Association, 2.000%, 7/15/54 (TBA)	53,172,813
1,000,000	Federal National Mortgage Association, 2.500%, 7/15/39 (TBA)	902,812
233,439	Federal National Mortgage Association, 2.500%, 9/1/50	196,671
177,870	Federal National Mortgage Association, 2.500%, 10/1/50	149,887
21,164,434	Federal National Mortgage Association, 2.500%, 5/1/51	17,699,705
583,035	Federal National Mortgage Association, 2.500%, 5/1/51	487,977
7,520,493	Federal National Mortgage Association, 2.500%, 11/1/51	6,276,864
17,687,122	Federal National Mortgage Association, 2.500%, 1/1/52	14,665,347
1,303,052	Federal National Mortgage Association, 2.500%, 2/1/52	1,084,417
331,404	Federal National Mortgage Association, 2.500%, 4/1/52	275,575
92,000,000	Federal National Mortgage Association, 2.500%, 7/15/54 (TBA)	75,112,969
36,782	Federal National Mortgage Association, 3.000%, 5/1/46	32,212
58,201	Federal National Mortgage Association, 3.000%, 10/1/46	50,968
164,195	Federal National Mortgage Association, 3.000%, 11/1/46	144,306
88,704	Federal National Mortgage Association, 3.000%, 11/1/46	77,243
31,671	Federal National Mortgage Association, 3.000%, 1/1/47	27,732
34,943	Federal National Mortgage Association, 3.000%, 3/1/47	30,705
Pioneer Strategic Income Fund | 6/30/2446

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
419,065	Federal National Mortgage Association, 3.000%, 3/1/47	$ 364,832
1,494,620	Federal National Mortgage Association, 3.000%, 3/1/47	1,320,680
953,390	Federal National Mortgage Association, 3.000%, 4/1/47	837,748
1,692,433	Federal National Mortgage Association, 3.000%, 5/1/48	1,473,637
10,154,431	Federal National Mortgage Association, 3.000%, 1/1/52	8,790,441
13,672,763	Federal National Mortgage Association, 3.000%, 3/1/52	11,932,724
66,600,000	Federal National Mortgage Association, 3.000%, 7/1/54 (TBA)	56,646,422
2,937,839	Federal National Mortgage Association, 3.000%, 2/1/57	2,487,156
633,983	Federal National Mortgage Association, 3.500%, 1/1/48	573,844
1,113,812	Federal National Mortgage Association, 3.500%, 5/1/49	1,013,767
2,692,549	Federal National Mortgage Association, 3.500%, 3/1/52	2,409,684
4,873,785	Federal National Mortgage Association, 3.500%, 3/1/52	4,346,240
517,474	Federal National Mortgage Association, 3.500%, 4/1/52	460,018
2,134,439	Federal National Mortgage Association, 3.500%, 4/1/52	1,902,098
928,329	Federal National Mortgage Association, 3.500%, 4/1/52	829,865
3,657,945	Federal National Mortgage Association, 3.500%, 5/1/52	3,263,364
445,534	Federal National Mortgage Association, 3.500%, 5/1/52	401,056
3,472,955	Federal National Mortgage Association, 3.500%, 6/1/52	3,096,245
50,000,000	Federal National Mortgage Association, 3.500%, 7/1/54 (TBA)	44,250,000
1,278,457	Federal National Mortgage Association, 3.500%, 9/1/55	1,150,782
6,677,624	Federal National Mortgage Association, 3.500%, 8/1/58	5,894,206
47Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,495	Federal National Mortgage Association, 4.000%, 12/1/30	$ 2,424
3,373,001	Federal National Mortgage Association, 4.000%, 10/1/40	3,183,103
1,313,209	Federal National Mortgage Association, 4.000%, 12/1/40	1,239,277
10,749	Federal National Mortgage Association, 4.000%, 12/1/41	10,144
53,497	Federal National Mortgage Association, 4.000%, 7/1/42	50,326
7,171,014	Federal National Mortgage Association, 4.000%, 4/1/44	6,765,975
46,557	Federal National Mortgage Association, 4.000%, 6/1/44	43,531
17,865	Federal National Mortgage Association, 4.000%, 6/1/45	16,908
102,345	Federal National Mortgage Association, 4.000%, 7/1/45	95,835
23,064	Federal National Mortgage Association, 4.000%, 5/1/51	21,201
3,624,848	Federal National Mortgage Association, 4.000%, 7/1/51	3,339,016
70,811	Federal National Mortgage Association, 4.000%, 8/1/51	65,055
1,119,017	Federal National Mortgage Association, 4.000%, 9/1/51	1,034,535
205,143	Federal National Mortgage Association, 4.000%, 6/1/52	187,922
2,984,358	Federal National Mortgage Association, 4.500%, 9/1/43	2,898,966
2,051,119	Federal National Mortgage Association, 4.500%, 1/1/44	1,992,359
219,703	Federal National Mortgage Association, 4.500%, 1/1/47	212,321
686,049	Federal National Mortgage Association, 4.500%, 2/1/47	663,006
7,000,000	Federal National Mortgage Association, 4.500%, 7/1/54 (TBA)	6,598,867
743,745	Federal National Mortgage Association, 5.000%, 6/1/35	733,637
244,879	Federal National Mortgage Association, 5.000%, 7/1/35	241,926
Pioneer Strategic Income Fund | 6/30/2448

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
579,360	Federal National Mortgage Association, 5.000%, 7/1/35	$ 571,479
217,106	Federal National Mortgage Association, 5.000%, 8/1/35	214,156
275,238	Federal National Mortgage Association, 5.000%, 1/1/39	271,040
81,057	Federal National Mortgage Association, 5.000%, 7/1/41	80,182
1,895,065	Federal National Mortgage Association, 5.000%, 9/1/43	1,870,018
7,627,127	Federal National Mortgage Association, 5.000%, 12/1/44	7,541,983
4,484,697	Federal National Mortgage Association, 5.000%, 8/1/52	4,341,966
260,506	Federal National Mortgage Association, 5.000%, 2/1/53	252,649
409,355	Federal National Mortgage Association, 5.000%, 2/1/53	397,193
537,194	Federal National Mortgage Association, 5.000%, 2/1/53	522,781
1,031,243	Federal National Mortgage Association, 5.000%, 4/1/53	998,415
159,503	Federal National Mortgage Association, 5.000%, 4/1/53	154,481
788,767	Federal National Mortgage Association, 5.000%, 4/1/53	763,147
4,431	Federal National Mortgage Association, 5.500%, 5/1/33	4,447
2,920	Federal National Mortgage Association, 5.500%, 6/1/33	2,928
10,234	Federal National Mortgage Association, 5.500%, 7/1/33	10,385
21,602	Federal National Mortgage Association, 5.500%, 4/1/34	21,681
3,525	Federal National Mortgage Association, 5.500%, 10/1/35	3,520
40,130	Federal National Mortgage Association, 5.500%, 12/1/35	40,000
19,210	Federal National Mortgage Association, 5.500%, 3/1/36	19,280
4,000,000	Federal National Mortgage Association, 5.500%, 7/15/39 (TBA)	4,007,278
49Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
476,173	Federal National Mortgage Association, 5.500%, 5/1/49	$ 476,603
1,613,551	Federal National Mortgage Association, 5.500%, 4/1/50	1,616,167
3,657,521	Federal National Mortgage Association, 5.500%, 4/1/50	3,664,203
445,739	Federal National Mortgage Association, 5.500%, 11/1/52	440,962
1,599,298	Federal National Mortgage Association, 5.500%, 2/1/53	1,580,884
1,127,308	Federal National Mortgage Association, 5.500%, 4/1/53	1,114,658
1,127,726	Federal National Mortgage Association, 5.500%, 4/1/53	1,115,070
173,957	Federal National Mortgage Association, 5.500%, 4/1/53	173,156
578,816	Federal National Mortgage Association, 5.500%, 4/1/53	572,446
468,538	Federal National Mortgage Association, 5.500%, 4/1/53	467,200
12,296,164	Federal National Mortgage Association, 5.500%, 9/1/53	12,133,466
2,512,536	Federal National Mortgage Association, 5.500%, 9/1/53	2,480,372
298	Federal National Mortgage Association, 6.000%, 3/1/32	304
519	Federal National Mortgage Association, 6.000%, 10/1/32	531
2,409	Federal National Mortgage Association, 6.000%, 11/1/32	2,446
6,981	Federal National Mortgage Association, 6.000%, 12/1/32	7,024
2,373	Federal National Mortgage Association, 6.000%, 1/1/33	2,427
1,205	Federal National Mortgage Association, 6.000%, 3/1/33	1,222
8,538	Federal National Mortgage Association, 6.000%, 5/1/33	8,646
20,124	Federal National Mortgage Association, 6.000%, 12/1/33	20,488
15,455	Federal National Mortgage Association, 6.000%, 1/1/34	15,697
Pioneer Strategic Income Fund | 6/30/2450

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
76,926	Federal National Mortgage Association, 6.000%, 6/1/37	$ 78,358
33,784	Federal National Mortgage Association, 6.000%, 12/1/37	34,547
54,047	Federal National Mortgage Association, 6.000%, 4/1/38	55,269
13,329	Federal National Mortgage Association, 6.000%, 7/1/38	13,429
1,626,768	Federal National Mortgage Association, 6.000%, 1/1/53	1,660,257
511,967	Federal National Mortgage Association, 6.000%, 1/1/53	519,288
515,049	Federal National Mortgage Association, 6.000%, 2/1/53	518,440
187,175	Federal National Mortgage Association, 6.000%, 2/1/53	191,446
143,703	Federal National Mortgage Association, 6.000%, 3/1/53	144,769
175,871	Federal National Mortgage Association, 6.000%, 3/1/53	177,630
345,484	Federal National Mortgage Association, 6.000%, 4/1/53	347,313
584,509	Federal National Mortgage Association, 6.000%, 4/1/53	587,972
3,210,487	Federal National Mortgage Association, 6.000%, 5/1/53	3,276,736
1,644,886	Federal National Mortgage Association, 6.000%, 5/1/53	1,666,545
159,930	Federal National Mortgage Association, 6.000%, 6/1/53	162,222
197,772	Federal National Mortgage Association, 6.000%, 6/1/53	199,418
197,929	Federal National Mortgage Association, 6.000%, 6/1/53	198,800
197,929	Federal National Mortgage Association, 6.000%, 6/1/53	199,073
135,454	Federal National Mortgage Association, 6.000%, 6/1/53	136,163
335,283	Federal National Mortgage Association, 6.000%, 6/1/53	339,729
288,750	Federal National Mortgage Association, 6.000%, 6/1/53	292,695
51Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,484,580	Federal National Mortgage Association, 6.000%, 8/1/53	$ 2,514,713
9,347,331	Federal National Mortgage Association, 6.000%, 9/1/53	9,382,527
701,789	Federal National Mortgage Association, 6.000%, 2/1/54	712,326
9,267,131	Federal National Mortgage Association, 6.000%, 2/1/54	9,294,724
313,311	Federal National Mortgage Association, 6.000%, 3/1/54	315,499
500,896	Federal National Mortgage Association, 6.000%, 3/1/54	503,598
206	Federal National Mortgage Association, 6.500%, 5/1/31	212
73	Federal National Mortgage Association, 6.500%, 6/1/31	74
187	Federal National Mortgage Association, 6.500%, 2/1/32	190
1,354	Federal National Mortgage Association, 6.500%, 3/1/32	1,396
504	Federal National Mortgage Association, 6.500%, 8/1/32	513
138,094	Federal National Mortgage Association, 6.500%, 2/1/53	141,906
1,224,601	Federal National Mortgage Association, 6.500%, 3/1/53	1,261,819
259,742	Federal National Mortgage Association, 6.500%, 3/1/53	267,881
824,675	Federal National Mortgage Association, 6.500%, 3/1/53	848,249
157,758	Federal National Mortgage Association, 6.500%, 4/1/53	161,954
193,704	Federal National Mortgage Association, 6.500%, 4/1/53	201,013
219,126	Federal National Mortgage Association, 6.500%, 4/1/53	224,654
191,114	Federal National Mortgage Association, 6.500%, 2/1/54	194,853
99,763	Federal National Mortgage Association, 6.500%, 5/1/54	103,505
13,681,971	Federal National Mortgage Association, 6.500%, 6/1/54	13,926,909
Pioneer Strategic Income Fund | 6/30/2452

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
70,000,000	Federal National Mortgage Association, 6.500%, 7/15/54 (TBA)	$ 71,241,407
111	Federal National Mortgage Association, 7.000%, 5/1/28	114
71	Federal National Mortgage Association, 7.000%, 2/1/29	73
209	Federal National Mortgage Association, 7.000%, 7/1/31	215
46	Federal National Mortgage Association, 7.500%, 1/1/28	46
3,000,000	Government National Mortgage Association, 2.000%, 7/15/54 (TBA)	2,427,422
4,000,000	Government National Mortgage Association, 2.500%, 7/15/54 (TBA)	3,362,031
2,000,000	Government National Mortgage Association, 6.000%, 7/15/54 (TBA)	2,008,306
2,000,000	Government National Mortgage Association, 6.500%, 7/15/54 (TBA)	2,028,497
396,784	Government National Mortgage Association I, 3.500%, 10/15/42	364,706
1,461	Government National Mortgage Association I, 4.000%, 3/15/39	1,383
2,685	Government National Mortgage Association I, 4.000%, 4/15/39	2,517
2,285	Government National Mortgage Association I, 4.000%, 4/15/39	2,160
3,684	Government National Mortgage Association I, 4.000%, 7/15/39	3,447
3,194	Government National Mortgage Association I, 4.000%, 1/15/40	3,004
56,608	Government National Mortgage Association I, 4.000%, 4/15/40	53,243
92,387	Government National Mortgage Association I, 4.000%, 7/15/40	86,437
59,168	Government National Mortgage Association I, 4.000%, 8/15/40	55,649
31,671	Government National Mortgage Association I, 4.000%, 8/15/40	29,632
16,116	Government National Mortgage Association I, 4.000%, 9/15/40	15,157
19,190	Government National Mortgage Association I, 4.000%, 10/15/40	18,169
53Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,778	Government National Mortgage Association I, 4.000%, 10/15/40	$ 4,499
2,859	Government National Mortgage Association I, 4.000%, 10/15/40	2,703
1,966	Government National Mortgage Association I, 4.000%, 11/15/40	1,859
18,356	Government National Mortgage Association I, 4.000%, 11/15/40	17,452
52,873	Government National Mortgage Association I, 4.000%, 11/15/40	49,725
56,604	Government National Mortgage Association I, 4.000%, 11/15/40	52,958
346,062	Government National Mortgage Association I, 4.000%, 12/15/40	325,469
2,542	Government National Mortgage Association I, 4.000%, 12/15/40	2,391
2,632	Government National Mortgage Association I, 4.000%, 12/15/40	2,475
753	Government National Mortgage Association I, 4.000%, 1/15/41	708
11,397	Government National Mortgage Association I, 4.000%, 1/15/41	10,775
9,386	Government National Mortgage Association I, 4.000%, 1/15/41	8,827
4,736	Government National Mortgage Association I, 4.000%, 2/15/41	4,455
225,977	Government National Mortgage Association I, 4.000%, 2/15/41	212,534
22,344	Government National Mortgage Association I, 4.000%, 3/15/41	21,125
3,934	Government National Mortgage Association I, 4.000%, 4/15/41	3,719
11,463	Government National Mortgage Association I, 4.000%, 5/15/41	10,748
4,404	Government National Mortgage Association I, 4.000%, 5/15/41	4,121
1,066	Government National Mortgage Association I, 4.000%, 6/15/41	1,002
713	Government National Mortgage Association I, 4.000%, 6/15/41	674
546,816	Government National Mortgage Association I, 4.000%, 6/15/41	511,589
Pioneer Strategic Income Fund | 6/30/2454

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,464	Government National Mortgage Association I, 4.000%, 7/15/41	$ 10,839
2,565	Government National Mortgage Association I, 4.000%, 7/15/41	2,425
87,821	Government National Mortgage Association I, 4.000%, 7/15/41	83,029
44,666	Government National Mortgage Association I, 4.000%, 7/15/41	42,009
25,801	Government National Mortgage Association I, 4.000%, 7/15/41	24,266
3,295	Government National Mortgage Association I, 4.000%, 8/15/41	3,083
35,026	Government National Mortgage Association I, 4.000%, 8/15/41	32,943
2,365	Government National Mortgage Association I, 4.000%, 8/15/41	2,213
24,115	Government National Mortgage Association I, 4.000%, 9/15/41	22,680
4,361	Government National Mortgage Association I, 4.000%, 9/15/41	4,123
10,339	Government National Mortgage Association I, 4.000%, 9/15/41	9,693
5,415	Government National Mortgage Association I, 4.000%, 9/15/41	5,120
168,608	Government National Mortgage Association I, 4.000%, 9/15/41	158,578
92,766	Government National Mortgage Association I, 4.000%, 9/15/41	86,928
2,317	Government National Mortgage Association I, 4.000%, 9/15/41	2,194
2,257	Government National Mortgage Association I, 4.000%, 10/15/41	2,134
1,700	Government National Mortgage Association I, 4.000%, 10/15/41	1,599
5,448	Government National Mortgage Association I, 4.000%, 10/15/41	5,123
4,819	Government National Mortgage Association I, 4.000%, 10/15/41	4,529
3,224	Government National Mortgage Association I, 4.000%, 10/15/41	3,032
3,789	Government National Mortgage Association I, 4.000%, 11/15/41	3,583
55Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
79,776	Government National Mortgage Association I, 4.000%, 11/15/41	$ 75,030
5,369	Government National Mortgage Association I, 4.000%, 11/15/41	5,050
11,252	Government National Mortgage Association I, 4.000%, 12/15/41	10,470
4,116	Government National Mortgage Association I, 4.000%, 12/15/41	3,892
5,211	Government National Mortgage Association I, 4.000%, 12/15/41	4,901
403,108	Government National Mortgage Association I, 4.000%, 1/15/42	381,107
1,685	Government National Mortgage Association I, 4.000%, 2/15/42	1,593
69,090	Government National Mortgage Association I, 4.000%, 2/15/42	64,979
24,861	Government National Mortgage Association I, 4.000%, 2/15/42	23,308
959	Government National Mortgage Association I, 4.000%, 2/15/42	897
4,569	Government National Mortgage Association I, 4.000%, 2/15/42	4,319
724,286	Government National Mortgage Association I, 4.000%, 5/15/42	681,183
35,261	Government National Mortgage Association I, 4.000%, 6/15/42	33,337
22,848	Government National Mortgage Association I, 4.000%, 6/15/42	21,488
21,195	Government National Mortgage Association I, 4.000%, 6/15/42	20,038
4,029	Government National Mortgage Association I, 4.000%, 10/15/42	3,809
227,798	Government National Mortgage Association I, 4.000%, 4/15/43	215,365
102,052	Government National Mortgage Association I, 4.000%, 5/15/43	96,484
1,322	Government National Mortgage Association I, 4.000%, 5/15/43	1,237
117,266	Government National Mortgage Association I, 4.000%, 8/15/43	110,287
57,017	Government National Mortgage Association I, 4.000%, 9/15/43	53,738
Pioneer Strategic Income Fund | 6/30/2456

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,822	Government National Mortgage Association I, 4.000%, 9/15/43	$ 2,654
41,202	Government National Mortgage Association I, 4.000%, 2/15/44	38,953
23,539	Government National Mortgage Association I, 4.000%, 3/15/44	22,281
604,862	Government National Mortgage Association I, 4.000%, 3/15/44	568,857
906,546	Government National Mortgage Association I, 4.000%, 3/15/44	852,579
31,805	Government National Mortgage Association I, 4.000%, 3/15/44	30,029
16,582	Government National Mortgage Association I, 4.000%, 3/15/44	15,553
174,446	Government National Mortgage Association I, 4.000%, 3/15/44	168,363
247,095	Government National Mortgage Association I, 4.000%, 4/15/44	231,171
177,717	Government National Mortgage Association I, 4.000%, 4/15/44	166,186
2,238	Government National Mortgage Association I, 4.000%, 4/15/44	2,101
34,184	Government National Mortgage Association I, 4.000%, 4/15/44	32,205
66,578	Government National Mortgage Association I, 4.000%, 5/15/44	62,287
299,165	Government National Mortgage Association I, 4.000%, 8/15/44	279,755
13,402	Government National Mortgage Association I, 4.000%, 8/15/44	12,410
313,288	Government National Mortgage Association I, 4.000%, 8/15/44	294,639
71,104	Government National Mortgage Association I, 4.000%, 8/15/44	66,417
15,172	Government National Mortgage Association I, 4.000%, 8/15/44	14,213
858,402	Government National Mortgage Association I, 4.000%, 9/15/44	806,767
65,246	Government National Mortgage Association I, 4.000%, 9/15/44	61,240
87,913	Government National Mortgage Association I, 4.000%, 9/15/44	84,171
57Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,228	Government National Mortgage Association I, 4.000%, 9/15/44	$ 2,093
54,053	Government National Mortgage Association I, 4.000%, 9/15/44	50,930
93,080	Government National Mortgage Association I, 4.000%, 9/15/44	87,883
487,836	Government National Mortgage Association I, 4.000%, 9/15/44	457,554
56,755	Government National Mortgage Association I, 4.000%, 9/15/44	52,535
31,722	Government National Mortgage Association I, 4.000%, 9/15/44	29,896
66,148	Government National Mortgage Association I, 4.000%, 9/15/44	62,067
572,772	Government National Mortgage Association I, 4.000%, 9/15/44	541,503
1,320,689	Government National Mortgage Association I, 4.000%, 9/15/44	1,232,273
28,249	Government National Mortgage Association I, 4.000%, 10/15/44	26,532
7,507	Government National Mortgage Association I, 4.000%, 11/15/44	7,069
6,130	Government National Mortgage Association I, 4.000%, 11/15/44	5,726
31,211	Government National Mortgage Association I, 4.000%, 11/15/44	29,294
4,030	Government National Mortgage Association I, 4.000%, 11/15/44	3,761
128,808	Government National Mortgage Association I, 4.000%, 12/15/44	121,616
41,842	Government National Mortgage Association I, 4.000%, 12/15/44	39,213
18,714	Government National Mortgage Association I, 4.000%, 12/15/44	17,693
1,826	Government National Mortgage Association I, 4.000%, 12/15/44	1,703
57,599	Government National Mortgage Association I, 4.000%, 12/15/44	53,838
168,304	Government National Mortgage Association I, 4.000%, 1/15/45	157,002
321,848	Government National Mortgage Association I, 4.000%, 1/15/45	299,902
Pioneer Strategic Income Fund | 6/30/2458

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
56,235	Government National Mortgage Association I, 4.000%, 1/15/45	$ 52,401
272,363	Government National Mortgage Association I, 4.000%, 1/15/45	254,810
27,917	Government National Mortgage Association I, 4.000%, 2/15/45	26,174
95,653	Government National Mortgage Association I, 4.000%, 2/15/45	89,961
62,756	Government National Mortgage Association I, 4.000%, 2/15/45	58,864
40,397	Government National Mortgage Association I, 4.000%, 2/15/45	37,793
128,290	Government National Mortgage Association I, 4.000%, 2/15/45	119,515
66,603	Government National Mortgage Association I, 4.000%, 4/15/45	62,472
36,840	Government National Mortgage Association I, 4.000%, 5/15/45	34,616
15,154	Government National Mortgage Association I, 4.000%, 7/15/45	14,113
44,183	Government National Mortgage Association I, 4.000%, 9/15/45	41,307
30,082	Government National Mortgage Association I, 4.500%, 9/15/33	29,187
44,617	Government National Mortgage Association I, 4.500%, 10/15/33	43,135
18,084	Government National Mortgage Association I, 4.500%, 4/15/35	17,612
406,043	Government National Mortgage Association I, 4.500%, 3/15/38	395,700
145,615	Government National Mortgage Association I, 4.500%, 1/15/40	141,865
236,324	Government National Mortgage Association I, 4.500%, 6/15/40	229,383
76,982	Government National Mortgage Association I, 4.500%, 9/15/40	74,994
389,246	Government National Mortgage Association I, 4.500%, 11/15/40	378,169
535,269	Government National Mortgage Association I, 4.500%, 6/15/41	522,111
101,904	Government National Mortgage Association I, 4.500%, 6/15/41	98,891
59Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
148,875	Government National Mortgage Association I, 4.500%, 7/15/41	$ 144,080
225,414	Government National Mortgage Association I, 4.500%, 8/15/41	217,240
120,704	Government National Mortgage Association I, 5.000%, 9/15/33	120,957
46,697	Government National Mortgage Association I, 5.125%, 10/15/38	46,990
25,245	Government National Mortgage Association I, 5.500%, 7/15/33	25,215
38,944	Government National Mortgage Association I, 5.500%, 1/15/34	39,647
32,613	Government National Mortgage Association I, 5.500%, 4/15/34	33,203
54,817	Government National Mortgage Association I, 5.500%, 7/15/34	55,808
60,373	Government National Mortgage Association I, 5.500%, 10/15/34	61,242
33,888	Government National Mortgage Association I, 5.500%, 1/15/35	34,458
68,709	Government National Mortgage Association I, 5.500%, 2/15/35	69,951
67,671	Government National Mortgage Association I, 5.500%, 2/15/35	68,896
10,724	Government National Mortgage Association I, 5.500%, 6/15/35	10,918
13,109	Government National Mortgage Association I, 5.500%, 12/15/35	13,346
3	Government National Mortgage Association I, 5.500%, 2/15/37	3
8,141	Government National Mortgage Association I, 5.500%, 3/15/37	8,219
38,032	Government National Mortgage Association I, 5.500%, 3/15/37	38,719
119,755	Government National Mortgage Association I, 5.750%, 10/15/38	123,075
15,832	Government National Mortgage Association I, 5.750%, 10/15/38	16,390
26,581	Government National Mortgage Association I, 6.000%, 8/15/32	27,016
22,755	Government National Mortgage Association I, 6.000%, 1/15/33	23,446
Pioneer Strategic Income Fund | 6/30/2460

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
20,738	Government National Mortgage Association I, 6.000%, 2/15/33	$ 21,088
36,811	Government National Mortgage Association I, 6.000%, 2/15/33	37,141
1,702	Government National Mortgage Association I, 6.000%, 3/15/33	1,720
9,694	Government National Mortgage Association I, 6.000%, 3/15/33	9,873
24,313	Government National Mortgage Association I, 6.000%, 3/15/33	24,518
5,347	Government National Mortgage Association I, 6.000%, 5/15/33	5,401
18,471	Government National Mortgage Association I, 6.000%, 5/15/33	18,713
36,398	Government National Mortgage Association I, 6.000%, 5/15/33	36,961
21,984	Government National Mortgage Association I, 6.000%, 6/15/33	22,494
42,932	Government National Mortgage Association I, 6.000%, 6/15/33	44,512
43,910	Government National Mortgage Association I, 6.000%, 7/15/33	45,355
19,221	Government National Mortgage Association I, 6.000%, 7/15/33	19,601
12,793	Government National Mortgage Association I, 6.000%, 9/15/33	12,900
53,554	Government National Mortgage Association I, 6.000%, 11/15/33	54,464
9,873	Government National Mortgage Association I, 6.000%, 1/15/34	10,072
103,378	Government National Mortgage Association I, 6.000%, 10/15/37	105,718
123,778	Government National Mortgage Association I, 6.000%, 7/15/38	128,293
2,282	Government National Mortgage Association I, 6.500%, 1/15/29	2,312
247	Government National Mortgage Association I, 6.500%, 5/15/29	251
834	Government National Mortgage Association I, 6.500%, 10/15/31	847
72	Government National Mortgage Association I, 6.500%, 12/15/31	73
61Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
512	Government National Mortgage Association I, 6.500%, 2/15/32	$ 521
264	Government National Mortgage Association I, 6.500%, 3/15/32	269
2,340	Government National Mortgage Association I, 6.500%, 5/15/32	2,368
1,642	Government National Mortgage Association I, 6.500%, 6/15/32	1,684
2,104	Government National Mortgage Association I, 6.500%, 7/15/32	2,136
1,084	Government National Mortgage Association I, 6.500%, 7/15/32	1,115
770	Government National Mortgage Association I, 6.500%, 8/15/32	782
6,939	Government National Mortgage Association I, 6.500%, 8/15/32	7,043
592	Government National Mortgage Association I, 6.500%, 8/15/32	607
13,183	Government National Mortgage Association I, 6.500%, 9/15/32	13,337
21,288	Government National Mortgage Association I, 6.500%, 9/15/32	21,908
6,616	Government National Mortgage Association I, 6.500%, 10/15/32	6,696
12,106	Government National Mortgage Association I, 6.500%, 11/15/32	12,329
16,715	Government National Mortgage Association I, 6.500%, 7/15/35	17,201
110	Government National Mortgage Association I, 7.000%, 5/15/29	112
59	Government National Mortgage Association I, 7.000%, 5/15/29	59
140	Government National Mortgage Association I, 7.000%, 5/15/31	140
510,148	Government National Mortgage Association II, 3.500%, 4/20/45	463,066
831,137	Government National Mortgage Association II, 3.500%, 4/20/45	755,598
376,613	Government National Mortgage Association II, 3.500%, 4/20/45	341,608
868,779	Government National Mortgage Association II, 3.500%, 3/20/46	792,102
Pioneer Strategic Income Fund | 6/30/2462

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,864,703	Government National Mortgage Association II, 4.000%, 10/20/46	$ 1,753,197
750,986	Government National Mortgage Association II, 4.000%, 2/20/48	697,116
1,049,784	Government National Mortgage Association II, 4.000%, 4/20/48	975,252
125,132	Government National Mortgage Association II, 4.500%, 12/20/34	122,214
102,581	Government National Mortgage Association II, 4.500%, 1/20/35	100,188
96,367	Government National Mortgage Association II, 4.500%, 3/20/35	94,120
964,085	Government National Mortgage Association II, 4.500%, 9/20/41	940,352
1,398,551	Government National Mortgage Association II, 4.500%, 9/20/44	1,360,110
603,639	Government National Mortgage Association II, 4.500%, 10/20/44	585,799
1,172,119	Government National Mortgage Association II, 4.500%, 11/20/44	1,137,477
453,022	Government National Mortgage Association II, 5.000%, 12/20/52	441,722
30,128	Government National Mortgage Association II, 5.500%, 3/20/34	30,857
790	Government National Mortgage Association II, 5.500%, 10/20/37	803
2,641,847	Government National Mortgage Association II, 5.500%, 12/20/52	2,623,077
11,283	Government National Mortgage Association II, 6.000%, 5/20/32	11,566
44,367	Government National Mortgage Association II, 6.000%, 10/20/33	45,981
35	Government National Mortgage Association II, 6.500%, 1/20/28	36
787	Government National Mortgage Association II, 7.000%, 1/20/29	802
	Total U.S. Government and Agency Obligations (Cost $793,174,040)	$772,386,426

63Pioneer Strategic Income Fund | 6/30/24

Principal Amount USD ($)		Value

	SHORT TERM INVESTMENTS — 6.2% of Net Assets
	Foreign Treasury Obligations — 0.6%
EGP668,125,000(m)	Egypt Treasury Bills, 32.177%, 3/11/25	$ 11,800,721
EGP322,125,000(m)	Egypt Treasury Bills, 25.951%, 6/3/25	5,414,748
		$17,215,469

Shares
	Open-End Fund — 5.6%
177,831,687(n)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 177,831,687
		$177,831,687

	TOTAL SHORT TERM INVESTMENTS (Cost $194,637,269)	$195,047,156

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Options Purchased — 0.0%†
169,000,000	Put USD/Call JPY	Citibank NA	USD 6,267,365	USD 137.28	1/8/25	$398,965
99,500,000	Put USD/Call JPY	Goldman Sachs & Co.	USD 1,596,875	USD 149.69	7/3/24	—
	Total Over The Counter (OTC) Currency Put Options Purchased (Premiums paid $ 7,864,240)					$398,965

	TOTAL OPTIONS PURCHASED (Premiums paid $ 7,864,240)					$398,965

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 109.0% (Cost $3,682,736,772)					$3,454,480,977
Principal Amount USD ($)
TBA Sales Commitments — (3.6)% of Net Assets
U.S. Government and Agency Obligations — (3.6)%
(87,900,000)	Federal National Mortgage Association, 5.500%, 7/1/54 (TBA)	$ (86,687,941)
Pioneer Strategic Income Fund | 6/30/2464

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
(24,900,000)	Federal National Mortgage Association, 6.000%, 7/1/54 (TBA)	$ (24,969,059)
(2,000,000)	Government National Mortgage Association, 5.500%, 7/15/54 (TBA)	(1,984,199)
	TOTAL TBA SALES COMMITMENTS (Proceeds $113,893,170)	$(113,641,199)

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Option Written — (0.0)%†
(84,500,000)	Put USD/Call JPY	Citibank NA	USD 3,061,857	USD 137.28	1/8/25	$(199,483)
	Total Over The Counter (OTC) Currency Put Option Written (Premiums received $3,061,857)					$(199,483)

	OTHER ASSETS AND LIABILITIES — (5.4)%					$(170,822,610)
	net assets — 100.0%					$3,169,817,685

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2024, the value of these securities amounted to $1,749,367,604, or 55.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2024.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2024.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2024.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
65Pioneer Strategic Income Fund | 6/30/24

(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Security is in default.
(j)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(k)	Issued as participation notes.
(l)	Issued as preference shares.
(m)	Rate shown represents yield-to-maturity.
(n)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Adare Re 2022-2	10/20/2022	$1,613,807	$1,812,375
Alamo Re	4/12/2023	1,004,680	995,700
Alamo Re	4/4/2024	500,000	490,250
Alamo Re	4/4/2024	250,000	245,975
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-3	8/16/2021	24,764	10,639
Alturas Re 2022-2	1/18/2022	43,273	182,682
Aquila Re	5/10/2023	750,000	761,325
Aquila Re	4/26/2024	500,000	497,212
Atlas Capital	5/17/2023	1,250,000	1,217,500
Atlas Capital	5/24/2024	750,000	785,550
Ballybunion Re 2022	3/9/2022	—	—
Ballybunion Re 2023	3/20/2023	785,215	1,127,858
Bantry Re 2021	1/11/2021	—	39,320
Bantry Re 2024	2/1/2024	4,941,217	5,324,147
Berwick Re 2020-1	9/24/2020	—	14,352
Berwick Re 2024-1	1/10/2024	2,500,000	2,632,517
Blue Ridge Re	11/14/2023	500,000	492,750
Blue Ridge Re	11/14/2023	1,250,000	1,229,375
Bonanza Re	12/15/2020	750,000	723,750
Bonanza Re	3/11/2022	250,000	235,850
Bonanza Re	1/6/2023	250,000	251,350
Pioneer Strategic Income Fund | 6/30/2466

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Cape Lookout Re	4/14/2023	$1,000,000	$1,003,500
Cat Re 2001	11/14/2023	500,000	498,750
Commonwealth Re	6/15/2022	750,000	747,150
Easton Re	5/16/2024	246,395	243,600
Eccleston Re 2023	7/13/2023	—	309,067
Eden Re II	1/25/2021	279,105	104,114
Eden Re II	1/21/2022	314,753	216,190
Eden Re II	1/17/2023	—	260,590
Eden Re II	1/10/2024	2,900,000	3,106,480
Emetteur Non Renseigne-PI0047 2024-1	1/26/2024	5,608,828	5,915,023
FloodSmart Re	2/14/2022	1,500,000	1,439,700
FloodSmart Re	2/29/2024	1,000,000	990,000
Formby Re 2018	7/9/2018	5,438	—
Four Lakes Re	12/15/2021	500,000	489,750
Four Lakes Re	12/8/2023	250,000	246,575
Galileo Re	12/4/2023	1,000,000	988,200
Galileo Re	12/4/2023	500,000	495,600
Gamboge Re	4/24/2023	—	44,843
Gamboge Re	5/9/2024	4,363,285	4,577,408
Gateway Re	2/3/2023	500,000	509,650
Gateway Re	3/11/2024	250,000	244,000
Gateway Re	3/11/2024	237,780	233,300
Gateway Re II	4/13/2023	250,000	258,450
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	522,043	489,925
Gullane Re 2018	3/26/2018	—	—
Gullane Re 2024	2/14/2024	4,846,296	5,096,873
Harambee Re 2018	12/19/2017	63,696	—
Harambee Re 2019	12/20/2018	—	10,000
Harambee Re 2020	2/27/2020	—	69,600
Herbie Re	10/19/2020	500,000	471,800
High Point Re	12/1/2023	2,500,000	2,468,000
Integrity Re	5/9/2022	500,000	275,000
Integrity Re	3/23/2023	1,250,000	1,242,375
International Bank for Reconstruction & Development	4/3/2024	250,000	246,050
Kendall Re	4/22/2024	1,000,000	999,500
Kilimanjaro III Re	6/15/2022	1,000,000	989,500
Lightning Re	3/20/2023	1,000,000	997,100
Lion Rock Re 2020	3/27/2020	—	—
Lion Rock Re 2021	3/1/2021	131,567	22,000
Locke Tavern Re	3/23/2023	1,000,000	1,001,700
Long Point Re IV	5/13/2022	2,500,000	2,493,250
Lorenz Re 2019	7/10/2019	414,638	23,162
Mangrove Risk Solutions	6/17/2024	225,663	231,025
Marlon Re	5/24/2024	250,000	249,925
Matterhorn Re	12/15/2021	250,000	217,900
Matterhorn Re	3/10/2022	1,750,000	1,680,525
67Pioneer Strategic Income Fund | 6/30/24

Restricted Securities	Acquisition date	Cost	Value
Matterhorn Re	3/10/2022	$750,000	$717,525
Mayflower Re	6/21/2024	750,000	750,111
Merion Re 2021-2	12/28/2020	2,448,845	1,080,000
Merion Re 2022-2	3/1/2022	6,551,154	6,211,224
Merion Re 2024-1	1/11/2024	843,568	920,481
Merna Re II	5/8/2024	500,000	494,636
Merna Re II	5/8/2024	500,000	496,573
Merna Re II	5/8/2024	1,000,000	991,577
Mona Lisa Re	12/30/2022	800,000	819,760
Mystic Re	12/12/2023	849,156	845,155
Mystic Re IV	12/16/2022	2,900,000	2,940,600
Northshore Re II	6/22/2022	500,000	497,500
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2024	5/23/2024	1,331,037	1,401,995
Old Head Re 2022	1/6/2022	188,289	125,000
Old Head Re 2024	1/5/2024	183,891	222,657
Pangaea Re 2023-3	7/5/2023	2,500,000	3,000,000
Pangaea Re 2024-1	2/27/2024	2,750,000	2,932,842
Phoenician Re	12/1/2021	750,000	743,625
Phoenix 3 Re 2023-3	12/21/2020	868,566	1,124,100
PI0048 RE 2024	6/12/2024	2,527,350	2,627,998
Pine Valley Re 2024	1/17/2024	621,894	684,532
Portrush Re 2017	6/12/2017	1,687,366	220
Portsalon Re 2022	7/15/2022	323,453	366,768
Purple Re	4/2/2024	500,000	496,600
Queen Street Re	5/12/2023	2,500,000	2,483,750
Residential Re	10/30/2020	1,500,000	1,433,700
Residential Re	10/30/2020	1,250,000	1,191,125
Residential Re	11/22/2022	1,500,000	1,475,400
Residential Re	11/7/2023	1,500,000	1,453,650
Residential Re	11/7/2023	750,000	734,025
Sanders Re	1/16/2024	750,000	738,825
Sanders Re II	3/1/2022	2,250,000	2,208,375
Sanders Re III	11/30/2022	750,000	756,975
Sanders Re III	3/24/2023	250,000	248,700
Sector Re V	5/19/2022	—	42,460
Sector Re V	12/30/2022	—	191,055
Sector Re V	12/4/2023	4,000,000	4,648,535
Sector Re V	12/29/2023	2,500,000	2,905,334
Sussex Re	12/7/2020	750,000	717,750
Sussex Re 2020-1	1/21/2020	—	4,693
Sussex Re 2021-1	1/26/2021	—	500
Thopas Re 2020	12/30/2019	—	800
Thopas Re 2021	12/30/2020	—	52,000
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	3,192,294	3,512,162
Torricelli Re 2021	7/2/2021	—	25,652
Torricelli Re 2022	7/26/2022	—	30,600
Pioneer Strategic Income Fund | 6/30/2468

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Torricelli Re 2023	7/26/2023	$3,250,000	$4,312,938
Ursa Re	4/12/2023	500,000	505,250
Veraison Re	12/14/2022	500,000	518,100
Viribus Re 2018	12/22/2017	20,734	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	421,904	137,434
Viribus Re 2022	4/18/2022	—	91,750
Viribus Re 2023	2/2/2023	—	307,350
Viribus Re 2024	3/19/2024	250,000	289,600
Vitality Re XII	9/21/2023	248,105	248,800
Vitality Re XIII	1/4/2023	1,942,344	1,986,200
Vitality Re XIV	1/25/2023	4,005,998	4,062,000
Vitality Re XIV	1/25/2023	400,000	408,520
Walton Health Re 2019	7/18/2019	—	62,964
Walton Health Re 2022	7/13/2022	7,000	291,507
White Heron Re	8/30/2023	—	26,028
Woburn Re 2019	1/30/2019	404,953	487,197
Total Restricted Securities			$130,350,935
% of Net assets			4.1%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,493,006	EUR	3,200,000	Bank of America NA	8/28/24	$55,691
AUD	26,560,000	USD	17,695,467	Bank of New York Mellon Corp.	9/27/24	63,592
BRL	40,000,000	USD	7,833,507	Citibank NA	8/9/24	(713,086)
INR	1,416,850,000	USD	16,948,980	Goldman Sachs & Co.	7/26/24	29,583
MXN	149,000,000	USD	8,104,274	Goldman Sachs & Co.	9/27/24	(73,463)
TRY	462,500,000	USD	10,950,773	Goldman Sachs & Co.	1/10/25	610,366
BRL	44,000,000	USD	8,041,479	HSBC Bank USA NA	8/9/24	(209,016)
EUR	354,000	USD	385,311	HSBC Bank USA NA	8/28/24	(5,058)
USD	9,785,576	EUR	9,000,000	HSBC Bank USA NA	8/28/24	118,127
USD	13,641,763	IDR	223,950,000,000	HSBC Bank USA NA	9/26/24	(22,057)
USD	1,611,853	EUR	1,500,000	HSBC Bank USA NA	9/27/24	(1,576)
USD	11,282,655	MXN	207,700,000	HSBC Bank USA NA	9/27/24	88,029
AUD	24,100,000	USD	15,512,657	State Street Bank & Trust Co.	7/25/24	576,612
AUD	38,545,000	USD	25,715,058	State Street Bank & Trust Co.	8/28/24	40,981
EUR	50,241,500	USD	53,683,334	State Street Bank & Trust Co.	7/26/24	195,996
SEK	185,000,000	EUR	15,953,374	State Street Bank & Trust Co.	7/29/24	371,258
USD	20,632,146	EUR	19,000,000	State Street Bank & Trust Co.	7/26/24	256,415
USD	5,469,282	CAD	7,465,000	State Street Bank & Trust Co.	8/2/24	8,090
69Pioneer Strategic Income Fund | 6/30/24

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,880,235	GBP	3,845,000	State Street Bank & Trust Co.	9/27/24	$16,530
USD	61,757,967	EUR	57,500,000	State Street Bank & Trust Co.	9/27/24	(90,155)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$1,316,859
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
195	U.S. 2 Year Note (CBT)	9/30/24	$39,826,050	$39,822,656	$(3,394)
7,414	U.S. 5 Year Note (CBT)	9/30/24	785,737,999	790,170,256	4,432,257
1,312	U.S. 10 Year Note (CBT)	9/19/24	143,236,702	144,299,507	1,062,805
249	U.S. 10 Year Ultra Bond (CBT)	9/19/24	28,358,015	28,269,281	(88,734)
254	U.S. Long Bond (CBT)	9/19/24	29,418,199	30,051,375	633,176
1,224	U.S. Ultra Bond (CBT)	9/19/24	152,581,899	153,420,750	838,851
			$1,179,158,864	$1,186,033,825	$6,874,961
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
650	Euro-Bund	9/6/24	$(90,744,631)	$(91,622,985)	$(878,354)
TOTAL FUTURES CONTRACTS			$1,088,414,233	$1,094,410,840	$5,996,607
CBT	Chicago Board of Trade.
Pioneer Strategic Income Fund | 6/30/2470

Schedule of Investments  |  6/30/24
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
2,295,762	Darden Restaurants, Inc.	Pay	1.00%	6/20/29	$(51,236)	$(3,063)	$(54,299)
484,890,000	Markit CDX North America High Yield Index Series 42	Pay	5.00%	6/20/29	(32,002,609)	834,957	(31,167,652)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(32,053,845)	$831,894	$(31,221,951)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
AUD	— Australia Dollar
BRL	— Brazil Real
CAD	— Canada Dollar
EGP	— Egypt Pound
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
SEK	— Sweden Krona
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguay Peso
UZS	— Uzbekistan Som
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
71Pioneer Strategic Income Fund | 6/30/24

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$15,413,195	$—	$15,413,195
Common Stocks
Communications Equipment	—	—	87,158	87,158
Household Durables	445	—	—	445
Oil, Gas & Consumable Fuels	1,999	—	—	1,999
Paper & Forest Products	—	—	—*	—*
All Other Common Stocks	—	3,830,480	—	3,830,480
Asset Backed Securities	—	284,086,449	697,500	284,783,949
Collateralized Mortgage Obligations	—	360,906,211	—	360,906,211
Commercial Mortgage-Backed Securities	—	183,525,521	—*	183,525,521
Convertible Corporate Bonds	—	13,816,115	—	13,816,115
Corporate Bonds
Pharmaceuticals	—	14,643,987	1	14,643,988
All Other Corporate Bonds	—	1,344,179,416	—	1,344,179,416
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,812,375	1,812,375
Multiperil – Massachusetts	—	—	366,768	366,768
Multiperil – U.S.	—	—	7,318,749	7,318,749
Multiperil – Worldwide	—	—	6,884,549	6,884,549
Windstorm – Florida	—	—	220	220
Windstorm – U.S.	—	—	2,627,998	2,627,998
Windstorm – U.S. Multistate	—	—	26,028	26,028
Windstorm – U.S. Regional	—	—	1,401,995	1,401,995
Reinsurance Sidecars
Multiperil – U.S.	—	—	79,600	79,600
Multiperil – Worldwide	—	—	49,220,409	49,220,409
All Other Insurance-Linked Securities	—	60,612,244	—	60,612,244
Foreign Government Bonds	—	135,109,018	—	135,109,018
Pioneer Strategic Income Fund | 6/30/2472

Schedule of Investments  |  6/30/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$772,386,426	$—	$772,386,426
Foreign Treasury Obligations	—	17,215,469	—	17,215,469
Open-End Fund	177,831,687	—	—	177,831,687
Over The Counter (OTC) Currency Put Options Purchased	—	398,965	—	398,965
Total Investments in Securities	$177,834,131	$3,206,123,496	$70,523,350	$3,454,480,977
Liabilities
TBA Sales Commitments	$—	$(113,641,199)	$—	$(113,641,199)
Total Liabilities	$—	$(113,641,199)	$—	$(113,641,199)
Other Financial Instruments
Over The Counter (OTC) Currency Put Option Written	$—	$(199,483)	$—	$(199,483)
Net unrealized appreciation on forward foreign currency exchange contracts	—	1,316,859	—	1,316,859
Net unrealized appreciation on futures contracts	5,996,607	—	—	5,996,607
Centrally cleared swap contracts^	—	831,894	—	831,894
Total Other Financial Instruments	$5,996,607	$1,949,270	$—	$7,945,877
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
73Pioneer Strategic Income Fund | 6/30/24

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Asset Backed Securities	Collateralized Mortgage Backed Securities	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 9/30/23	$1,654,768	$—	$—	$—	$87,545,608	$89,200,376
Realized gain (loss)(1)	40,038	—	—	—	(1,151,182)	(1,111,144)
Changed in unrealized appreciation (depreciation)(2)	1,131,259	194,607	—**	(1,721,039)	(3,145,557)	(3,540,730)
Return of capital	—	85,705	—	—	(32,875,748)	(32,790,043)
Purchases	39,522	—	—	—	43,796,955	43,836,477
Sales	(256,343)	—	—	—	(24,431,385)	(24,687,728)
Transfers in to Level 3*	—	417,188	—	1,721,040	—	2,138,228
Transfers out of Level 3*	(2,522,086)	—	—	—	—	(2,522,086)
Balance as of 6/30/24	$87,158	$697,500	$—**	$1	$69,738,691	$70,523,350
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the period ended June 30, 2024, a security valued at $2,138,228 were transferred from Level 2 to Level 3 and a security valued at $2,522,086 were transferred from Level 3 to Level 2, due to valuing the securities using observable inputs.
**	Securities valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2024:	$564,996
Pioneer Strategic Income Fund | 6/30/2474